Filed pursuant to Rule 497(c) under the
Securities Act of 1933, as amended
Securities Act File No. 333-141120

LATEEF FOCUSED GROWTH FUND

(formerly, Lateef Fund)

of

FundVantage Trust

Class A Shares (LIMAX)
Class C Shares (LIMCX)
Class I Shares (LIMIX)

PROSPECTUS

September 1, 2018

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FUND SUMMARY

LATEEF FOCUSED GROWTH FUND

Investment Objective

The Lateef Focused Growth Fund (the "Fund") seeks to provide principal preservation and long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 12 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment):

	Class A	Class C	Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%[1]	None	None
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses[2,3]	1.57%	2.32%	1.32%
Fee Waiver and/or Expense Reimbursement[2]	(0.47)%	(0.47)%	(0.47)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.10%	1.85%	0.85%

1  A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.

2  Lateef Investment Management, L.P. ("Lateef" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, "Acquired Fund Fees and Expenses" and brokerage commissions) do not exceed 0.85% (on an annual basis) of the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation shall remain in effect until August 31, 2019, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination.

3 “Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets that is disclosed in the financial highlights table due to the reduction in the advisory fee which took place during the last fiscal year.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A, Class C and Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$607	$927	$1,270	$2,236
Class C	$188	$679	$1,198	$2,620
Class I	$87	$372	$678	$1,549

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50.42% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund normally invests in the common stocks of approximately 15 to 25 mid- and large-cap companies (market capitalizations greater than $2 billion) with, in the Adviser's opinion, a sustainable competitive advantage. The Adviser uses an intensive fundamental due diligence research process to attempt to identify companies with owner-oriented management teams that, in the view of the Adviser, generate consistent and sustainable high returns on capital. Additionally, the companies in which the Fund invests will, in the opinion of the Adviser, possess high margins, strong cash flow, zero to moderate debt and trade at a price below intrinsic value.

Consistent with preserving principal, the Adviser intends to select investments that, in its opinion, have low downside risk and high upside potential. The Adviser intends to purchase securities that trade at a discount to their calculated intrinsic value, thus providing a margin of safety to the investment.

The Fund is non-diversified, which means that a significant portion of the Fund's assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not invest 25% or more of its net assets in one or more industries, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

•  Common Stock Risk: Because the Fund normally invests a substantial portion of its assets in common stocks, the value of the Fund’s portfolio will be affected by changes in stock markets. At times, the stock markets can be volatile, and stock prices can change drastically. This market risk will affect the Fund’s net asset value, which will fluctuate as the values of the Fund’s portfolio securities and other assets change. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time. In addition, other factors can adversely affect a particular stock’s prices (for example, poor management decisions, poor earnings reports by an issuer, loss of major customers, competition, major litigation against an issuer, or changes in government regulations affecting an industry). Not all of these factors nor their affects can be predicted.

•  Cyber Security Risk: As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser and Fund may be susceptible to operational and information security risk. Cyber security failures or breaches of the Adviser or the Fund’s other service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of the Fund's shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

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•  Large Cap Risk: Large cap risk is the risk that stocks or larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•  Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•  Mid-Cap Risk: Medium-sized companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.

•  Non-Diversification Risk: The risk that since the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

•  Sector Risk: The Fund may focus its investments from time to time in one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

•  Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

•  Tax Legislation Risk: On December 22, 2017, new tax legislation was enacted which includes changes to tax rates, restrictions on miscellaneous itemized deductions, changes to the dividends received deduction, restrictions on the deductibility of interest, and changes to the taxation of the international operations of domestic businesses. Certain changes have sunset provisions, which are important to note. Because the tax legislation is newly enacted and additional guidance is forthcoming, there is uncertainty in how the newly enacted tax legislation will affect the Fund’s investments, as such impact may be adverse. Shareholders are urged and advised to consult their own tax advisor with respect to the impact of this legislation.

Performance Information

The bar chart and the performance table illustrate the risks and volatility of an investment in Class A shares of the Fund for the past ten calendar years and show how the Fund's average annual total returns for one year, five years and since inception, before and after taxes, compare with those of the Standard & Poor's 500® Index ("S&P 500® Index") and the Russell 3000® Index, both broad measures of market performance. The maximum front-end sales charge is not reflected in the bar chart or the calendar year-to-date returns; if the front-end sales charge were reflected, the bar chart and the calendar year-to-date returns would be less than those shown. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.lateef.com/lateef-focused-growth_fund.htm or by calling the Fund toll-free at (866) 499-2151.

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Calendar Year-to-Date Total Return as of June 30, 2018: 4.77%
During the periods shown in the chart:

Best Quarter	Worst Quarter
16.44%	(19.45)%
(March 31, 2012)	(December 31,2008)

Lateef Focused Growth Fund Average Annual Total Returns for the Periods Ended December 31, 2017	1 Year	5 Years	10 Years	Since Inception (September 6, 2007)
Class A Shares Return Before Taxes[1]	14.47%	10.03%	6.61%	6.69%
Class A Shares Return After Taxes on Distributions[1]	8.53%	5.99%	4.57%	4.71%
Class A Shares Return After Taxes on Distributions and Sale of Shares[1]	12.95%	7.52%	5.13%	5.22%
Class C Shares Return Before Taxes	19.65%	10.35%	6.34%	6.41%
Class I Shares Return Before Taxes	20.87%	11.42%	7.43%	7.50%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)[2]	21.83%	15.79%	8.50%	8.21%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)[3]	21.13%	15.58%	8.60%	8.35%

1  Average annual total returns for Class A shares of the Fund reflect the imposition of the maximum front-end sales charge of 5.00%.

2  The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Index reflects the reinvestment of dividends on securities in the index.

3  The Russell 3000® Index is an unmanaged index that measures the performance of 3,000 largest U.S. stocks, representing about 98% of the total capitalization of the entire U.S. stock market. The information shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. The Index reflects the reinvestment of dividends on securities in the index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A shares only; after-tax returns for Class C and Class I shares will vary. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

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Management of the Fund

Investment Adviser

Lateef Investment Management, L.P.

Portfolio Manager

•  Quoc Tran, MBA, is Chief Investment Officer, Portfolio Manager and Managing Partner of Lateef and has been managing the Fund since its inception in 2007.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

Account Type	Minimum	Class A	Class C	Class I
Regular Accounts	Initial Investment	$5,000	$5,000	$100,000 ($5,000 for registered investment advisers)
	Additional Investments	$250	$250	No Minimum
Individual Retirement Accounts	Initial Investment	$2,500	$2,500	$2,500
	Additional Investments	$250	$250	$250
Automatic Investment Plan	Initial Investment	$1,000	$1,000	Not Available
	Minimum Monthly Investment	$150	$150	Not Available

You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the "Exchange") is open and through the means described below.

Purchase or Redemption by Mail:

Regular Mail:

Lateef Focused Growth Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029

Overnight Mail:

Lateef Focused Growth Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
4400 Computer Drive
Westborough, MA 01581-1722
(866) 499-2151

Purchase by Wire:

Please contact Fund shareholder services ("Shareholder Services") toll-free at (866) 499-2151 for current wire instructions.

Redemption by Telephone:

Please call Shareholder Services toll-free at (866) 499-2151.

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Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Such distributions are not currently taxable when shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from any tax-deferred account in which the shares are held may be subject to federal income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and/or for related services to shareholders. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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MORE INFORMATION ABOUT THE FUND'S
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks to provide principal preservation and long- term capital appreciation. The Fund's investment objective may be changed by the Board of Trustees of FundVantage Trust (the "Trust") without shareholder approval upon notice to shareholders. There is no guarantee that the Fund will achieve its investment objective.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT STRATEGIES

The Fund's principal investment strategies are discussed in the "Fund Summary" section. Principal investment strategies are those that the Adviser (as defined below) will use on a day-to-day basis to achieve the Fund's investment objective. This section provides more information about these strategies, as well as information about some additional strategies that the Fund's Adviser uses, or may use, to achieve the Fund's objective. Additional information about these investment strategies and practices and related risks is also provided in the Fund's Statement of Additional Information ("SAI"). The Fund may also use strategies and invest in securities that are not described in this Prospectus, but that are described in the Fund's SAI. The investments and strategies discussed below are those that the Adviser will use under normal market conditions.

Principal Investment Strategies

The Adviser uses an intensive fundamental due diligence process to attempt to identify companies that meet its proprietary investment criteria based on the objective of preserving principal and capital appreciation. The Adviser identifies mid- and large-cap companies that it believes have a sustainable competitive advantage. The Adviser then evaluates the resulting universe of companies for those that generally exhibit the following characteristics:

•  a proven track record of financial success;

•  a consistent and sustainable high or improving return on capital;

•  high margins, strong cash flow and zero to moderate debt;

•  high barrier to entry;

•  a stable growth business with opportunity for continued growth;

•  customer focused; and

•  recurring revenues.

The Adviser then assesses the management teams of the companies that meet the criteria detailed above. The Adviser favors management teams that, in its estimation, are owner- oriented (minimal dilution from stock options, repurchases stock opportunistically and empowers its employees), respected, candid, accessible and communicative.

Consistent with preserving capital, the Adviser intends to select investments that, in its opinion, have low downside risk and high upside potential. The Adviser intends to purchase securities that trade at a discount to their calculated intrinsic value, thus providing a margin of safety to the investment. The Adviser believes the intrinsic value of a business is determined by the future cash flows the business generates. These cash flows are a function of the returns on invested capital and growth the company achieves. The intrinsic value is estimated utilizing a number of methodologies, including discounted cash flow analysis, cash flow yield and valuation multiples. The Adviser reviews the market price of the companies of interest versus their estimate of intrinsic value to determine which companies are attractively priced.

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Other Investment Strategies and Policies

The Fund may borrow to the extent permitted by the Investment Company Act of 1940, as amended ("1940 Act"). At times, the Fund may be required to segregate or earmark certain assets determined to be liquid by the Adviser (generally, short-term investment grade fixed income securities) to cover borrowings or its obligations under certain investments such as reverse repurchase agreements and derivative instruments (including options contracts).

The Fund may invest in fixed income securities as well as securities that can be converted into common stocks, such as convertible bonds, convertible preferred stock, warrants, options and rights. The Fund may also hedge overall portfolio exposure through the purchase and sale of index and individual put and call options.

In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in U.S. Government securities, money market funds, cash or cash equivalents. The Adviser will determine when market conditions warrant temporary defensive measures. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy and may not achieve its investment objective.

RISKS

The following is a list of certain principal risks that may apply to your investment in the Fund. Further information about investment risks is available in the Fund's SAI:

•  Common Stock Risk: Because the Fund normally invests a substantial portion of its assets in common stocks, the value of the Fund’s portfolio will be affected by changes in stock markets. At times, the stock markets can be volatile, and stock prices can change drastically. This market risk will affect the Fund’s net asset value, which will fluctuate as the values of the Fund’s portfolio securities and other assets change. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time. In addition, other factors can adversely affect a particular stock’s prices (for example, poor management decisions, poor earnings reports by an issuer, loss of major customers, competition, major litigation against an issuer, or changes in government regulations affecting an industry). Not all of these factors not their affects can be predicted.

•  Cyber Security Risk: As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser and Fund may be susceptible to operational and information security risk. Cyber security failures or breaches of the Adviser or the Fund’s other service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of the Fund's shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

•  Large-Cap Securities Risk: Large cap securities risk is the risk that stocks or larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•  Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best- performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•  Mid-Cap Risk: In addition to large cap securities, the Fund may also invest in the securities of mid-cap companies. Investment in mid-cap companies may be riskier than investments in larger, more established companies. The securities of mid-cap companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, mid-cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short-term. Because mid-cap companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

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•  Non-Diversification Risk: The risk that since the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

•  Sector Risk: The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

•  Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

Disclosure of Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund's SAI, which is available, free of charge, by calling Shareholder Services toll-free at (866) 499-2151 and on the Fund's website at www.lateef.com/lateef-focused-growth_fund.htm.

MORE INFORMATION ABOUT MANAGEMENT OF THE FUND

The Board of Trustees of the Trust supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

Lateef is a registered investment adviser located at 300 Drakes Landing Road, Suite 210, Greenbrae, California 94904. Effective September 17, 2018, Lateef’s address will be 1000 Fourth Street, Suite 800, San Rafael, CA 94901. Lateef was founded in 1974 and, in addition to serving as the investment adviser to the Fund, provides portfolio management services to individuals, corporate pension plans, charitable foundations and academic endowments. As of June 30, 2018, Lateef had approximately $1 billion in assets under management (consisting of $788 million in discretionary assets and $201 million in non-discretionary assets). Lateef, subject to the general oversight of the Trust's Board of Trustees, has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations. For its services as Adviser to the Fund, Lateef is entitled to receive an investment advisory fee of 0.85% of the Fund's average daily net assets. Prior to August 3, 2017, the maximum annual investment advisory fee was 1.00%. For the fiscal year ended April 30, 2018, after fee waivers and expense reimbursements, Lateef received an aggregate investment advisory fee as a percentage of average net assets of 0.38%.

A discussion of the basis for the Board of Trustees' approval of the investment management agreement between Lateef and the Trust, on behalf of the Lateef Focused Growth Fund is available in the Fund's annual report to shareholders for the fiscal year ended April 30, 2017.

PORTFOLIO MANAGER

Quoc Tran, MBA — Chief Investment Officer, Portfolio Manager and Managing Partner, joined Lateef in 2005 and led a management buyout of the firm in 2017. Mr. Tran has over 20 years of investment management experience. Prior to Lateef, Mr. Tran worked at Wallace R. Weitz & Co. and held various positions in portfolio management and research. Prior to that, he spent five years at Goldman Sachs and Co. and left the company as Vice President and Director in the Equities Division. Mr. Tran is a member of the Board of Trustees of Bates College and serves on various committees, including the Bates College Investment Committee. Mr. Tran also serves on the Investment Committee Board of the Marin Community Foundation. Mr. Tran received a B.A. degree with high honors in Rhetoric from Bates College and his MBA in Finance and Competitive Strategy at the University of Chicago where he was also a Business Fellow.

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ANALYST

Michael Im, CFA®, MBA — Vice President, Associate Portfolio Manager and Senior Research Analyst, joined Lateef in 2013. Prior to Lateef, Mike was an Analyst at Kiitos Capital Management and was an Equity Research Associate at Dodge & Cox. Mike received a B.S. degree, with high honors, in Business Administration from the University of California, Berkeley (Phi Beta Kappa) and an MBA, with honors, from the University of Chicago, Booth School of Business. Mike is a CFA Charterholder and a member of the CFA Society of San Francisco.

The Fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of Fund shares.

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SHAREHOLDER INFORMATION

PRICING OF SHARES

The price of the Fund's shares is based on its NAV. The Fund values its assets, based on current market values when such values are available. The NAV per share of the Fund is calculated as follows:

The Fund's NAV per share is calculated once daily as of the close of regular trading on the Exchange (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.

The Fund's equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).

Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Valuation Committee. The Trust's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

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PURCHASE OF SHARES

Share Classes

The Trust offers Class A shares, Class C shares and Class I shares of the Fund. Each class of shares has different expenses and distribution arrangements to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and expected length of your investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares. Class A shares and Class C shares are generally offered to individuals, corporate investors and retirement plans. Class I shares are generally offered to corporations or other institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others. If you purchase Class I shares through a financial intermediary, you may be charged a transaction-based fee or other fee for the services of such organization.

Class A	Class C	Class I
Initial sales charge of 5.00% or less	No initial sales charge	No initial sales charge
Deferred sales charge may apply[1]	No deferred sales charge	No deferred sales charge
Lower annual expenses than Class C shares due to lower distribution fees; Higher annual expenses than Class I shares	Higher annual expenses than Class A and Class I shares due to higher distribution fees	Lower annual expenses than Class A and Class C shares due to no distribution fee

1  A 1.00% CDSC may apply for investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) and shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker-dealer was not paid a commission. Investors should inquire with their financial intermediary regarding whether the CDSC is applicable to them.

Shares representing interests in the Fund are offered on a continuous basis by the Fund's principal underwriter, Foreside Funds Distributors LLC (the "Underwriter"). You can purchase Class A shares, Class C shares or Class I shares of the Fund through certain financial intermediaries or directly through the transfer agent of the Fund, as discussed below. Shares of the Fund are offered only to residents of states in which the shares are registered or qualified. No share certificates are issued in connection with the purchase of Fund shares. The Fund reserves the right to waive the minimum initial investment requirement for any investor.

In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be redeemed by the Trust unless you make arrangements to (a) transfer your Fund’s shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under "To Open An Account." To open an account directly with the Fund, you must meet the minimum initial investment amount or, if available, exchange your shares for shares of another class in which you are eligible to invest.

In addition, the availability of certain classes of shares may be limited to certain intermediary platforms, which means that your eligibility to purchase a specific class of Fund shares may depend on whether your intermediary offers that class.

The Trust is not responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Class A Shares

Distribution Plan

The Board of Trustees, on behalf of the Fund's Class A shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of the Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Class A shares provides for payments of up to 0.25% of the average daily net assets of the Fund's Class A shares.

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Front-End Sales Charge

Sales of Class A shares of the Fund include a front-end sales charge (expressed as a percentage of the offering price) as shown in the following table:

Class A Shares – Front-End Sales Charge

Amount of Single Transaction	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Net Amount Invested	Dealer Concession as a Percentage of Offering Price
Less than $25,000	5.00%	5.26%	4.75%
$25,000 but less than $50,000	4.50%	4.71%	4.25%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	3.25%
$250,000 but less than $500,000	2.50%	2.56%	2.25%
$500,000 but less than $750,000	2.00%	2.04%	1.75%
$750,000 but less than $1 million	1.50%	1.52%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00%

Selected dealers who have entered into an agreement with the Underwriter may receive a dealer concession. The dealer's concession depends on which class of shares you choose and may be changed from time to time. Currently, on Class A shares, dealers receive the concession set forth in the table above, as well as the 0.25% distribution fee (12b-1). On some occasions, such incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund during a specified period of time. A dealer who receives all or substantially all of the sales charge may be considered an "underwriter" under the Securities Act of 1933, as amended. Selected dealers may receive a commission as a percentage of the offering price of Class A shares on purchases of $1 million or more of Class A shares. If a dealer receives such commission, the CDSC, discussed below, will apply to those purchases of Class A shares of $1 million or more. To the extent the CDSC applies, the CDSC paid by the shareholder will be used as reimbursement for such commission.

Contingent Deferred Sales Charge ("CDSC")

If you bought Class A shares without an initial sales charge because your investments in the Fund aggregated over $1 million at the time of purchase, you may incur a CDSC of up to 1.00% if you redeem those shares within 18 months of purchasing those shares. Subsequent Class A share purchases that bring your aggregate account value to $1 million or more will also be subject to a CDSC if you redeem them within 18 months of purchasing those shares. The CDSC will only apply to purchases of Class A shares where a selling broker or dealer received compensation for the sale of such shares at the time of purchase. Investors should inquire with their financial intermediary regarding whether the CDSC is applicable to them.

The CDSC on Class A shares is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions. When you place an order to sell your Class A shares, the Fund will first redeem any shares that are not subject to a CDSC followed by those you have held the longest.

You may be able to avoid an otherwise applicable CDSC when you sell Class A shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Trust, the Underwriter or the Adviser, or for other reasons. A CDSC that would otherwise be applied may be waived, at the discretion of the Fund, for certain sales in connection with agreements by a dealer to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions. The Fund may change or cancel these terms at any time.

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Reduced Sales Charges

Eligible purchasers of Class A shares also may be entitled to reduced or waived sales charges. The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers. In all instances, it is the purchaser's responsibility to notify the Funds or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts. Please see Appendix A of the Prospectus for a description of waivers or discounts available through certain intermediaries. Additional information is available in the sections titled "Front-End Sales Charge" and "Contingent Deferred Sales Charge ("CDSC")."

You can reduce the initial sales charge of Class A shares by taking advantage of breakpoint opportunities in the sales charge schedules, as set forth above. The sales charge for purchases of the Fund's Class A shares may also be reduced for a single purchaser through a Right of Accumulation or a Letter of Intent, as described below. To qualify for a reduced sales charge, you are responsible for notifying your dealer or BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon Investment Servicing"), the Fund's transfer agent. Certain transactions in Class A shares may be made at NAV as described below. If the account owner is an entity (e.g., a trust, a qualified plan, etc.), these privileges will apply to beneficial owners and trustees. These privileges are also available to investors who invest completely or partially through accounts at financial intermediaries, e.g., through accounts at broker-dealers (rather than opening an account directly with the Fund's transfer agent). To take advantage of these privileges, the account owner (or if applicable, the beneficial owner or trustee), either directly or through their registered representative or financial intermediary, as applicable, must identify and provide information to the Fund's transfer agent regarding eligibility for these privileges. Stated differently, investors must identify to the Fund's transfer agent, either directly or through their registered representative or financial intermediary, the complete universe of eligible shareholder accounts (e.g., IRA, non-retirement, 529 plan, etc.), in order to receive the maximum breakpoint discount possible. It is the responsibility of the shareholder, either directly or through their registered representative and/or financial intermediary, to ensure that the shareholder obtains the proper "breakpoint" discounts.

In order for the Fund to identify accounts opened through a financial intermediary, you or your financial intermediary must provide the Fund's transfer agent with the applicable account numbers. For purposes of identifying Fund accounts opened directly with the transfer agent, you or your registered representative must provide the Fund's transfer agent with either the applicable account numbers or the applicable tax identification numbers.

The Fund does not provide additional information on reduced sales charges on its website because the information is contained in its Prospectus, which is available on the Fund's website at www.lateef.com/lateef-focused-growth_fund.htm.

Right of Accumulation. You may combine your shares and the shares of your spouse and your children under the age of 21 in order to qualify for the Right of Accumulation. If you already hold Class A shares of the Fund, a reduced sales charge based on the sales charge schedule for Class A shares may apply to subsequent purchases of shares of the Fund. The sales charge on each additional purchase is determined by adding the current market value of the shares you currently own to the amount being invested. The reduced sales charge is applicable only to current purchases. It is your responsibility to notify your dealer or BNY Mellon Investment Servicing, the Fund's transfer agent, at the time of subsequent purchases that the purchase is eligible for the reduced sales charge under the Right of Accumulation.

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Letter of Intent. You may qualify for a reduced sales charge immediately by signing a non-binding Letter of Intent stating your intention to invest during the next 13 months a specified amount that, if made at one time, would qualify for a reduced sales charge. The first investment cannot be made more than 90 days prior to the date of the Letter of Intent. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the requirements of the Letter of Intent have been satisfied. During the term of the Letter of Intent, BNY Mellon Investment Servicing will hold shares representing 5% of the indicated amount in escrow for payment of a higher sales charge if the full amount indicated in the Letter of Intent is not purchased. The escrowed shares will be released when the full amount indicated has been purchased. If the full amount indicated is not purchased within the 13-month period, your escrowed shares will be redeemed in an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge you would have had to pay on your aggregate purchases if the total of such purchases had been made at a single time. It is your responsibility to notify your dealer or BNY Mellon Investment Servicing, the Fund's transfer agent, at the time the Letter of Intent is submitted that there are prior purchases that may apply.

Sales at Net Asset Value

The Fund may sell Class A shares at NAV (i.e., without the investor paying any initial sales charge) under certain circumstances, provided that you notify the Fund or your financial intermediary in advance of a transaction that qualifies for this privilege, including:

1.  Direct rollovers (i.e., rollovers of Fund shares and not reinvestments of redemption proceeds) from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund;

2.  Purchases by state sponsored 529 college savings plans;

3.  Purchases by registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in the Fund;

4.  Purchases by insurance company separate accounts;

5.  Purchases by investment advisory clients of the Adviser or its affiliates;

6.  Purchases by officers and present or former Trustees of the Trust; directors and full-time employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively "relatives") of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to the Fund);

7.  Purchases by the Adviser and its affiliates and certain employee benefit plans for employees of the Adviser;

8.  Purchases by persons associated with the Fund, Adviser and its affiliates, transfer agent, underwriter and custodian, fund counsel and their respective affiliates (to the extent permitted by these firms) including: (a) present and former officers, trustees, directors and partners; (b) employees and retirees; (c) immediate family members of such persons; and (d) any trust, pension, profit-sharing or other benefit plan for any of the persons set forth in (a) through (c);

9.  Purchases by authorized retirement plans serviced or sponsored by a financial intermediary, including employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which simplified employee pension ("SEP") contributions are made);

10.  Purchases by fee-based financial planners and registered investment advisers who are purchasing on behalf of their clients and purchases through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have entered into, or that clear trades through a financial intermediary that has entered into, an agreement with the Fund or the Underwriter. Investors may be charged a fee when effecting transactions in Class A shares through such investment accounts or products;

11.  Purchases by broker-dealers who have entered into selling agreements with the Adviser for their own accounts;

12.  Purchases by participants in no-transaction-fee programs of brokers (whether or not such brokers maintain an omnibus account with the Fund);

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13.  Purchases by financial intermediaries who have entered into an agreement with the Fund's Underwriter to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers; and

14. Purchases through the reinvestment of Fund distributions (dividends and capital gains).

The Fund reserves the right to modify or terminate these arrangements at any time.

Please see Appendix A of the Prospectus for a description of waivers and discounts available through certain financial intermediaries.

Class C Shares

Sales of the Fund's Class C shares are not subject to a front-end sales charge or a contingent deferred sales charge. Because Class C shares pay a higher Rule 12b-1 fee than Class A shares or Class I shares, Class C shares have higher expenses than Class A shares or Class I shares.

Distribution Plan

The Board of Trustees, on behalf of the Fund's Class C shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of the Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Class C shares provides for payments of up to 1.00% of the average daily net assets of the Fund's Class C shares. This fee is broken down into a Rule 12b-1 distribution fee of 0.75% of average daily net assets and a shareholder service fee of 0.25% of average daily net assets.

Class I Shares

Sales of the Fund's Class I shares are not subject to a front-end sales charge or a Rule 12b-1 fee. Class I shares are available to corporations or other institutions such as trusts, endowments, foundations or broker-dealers purchasing for the accounts of others. If you purchase Class I shares through an institutional organization, you may be charged a transaction-based fee or other fee for the services of such organization.

TO OPEN AN ACCOUNT

By Mail

Complete the application and mail it to BNY Mellon Investment Servicing at the address noted below, together with a check payable to the Fund. Please make sure your check is for at least $5,000 ($2,500 if investing in an individual retirement account) with respect to Class A shares or Class C shares and at least $100,000 ($5,000 for registered investment advisers) with respect to Class I shares. Mail the application and your check to:

Regular Mail:

Lateef Focused Growth Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029

Overnight Mail:

Lateef Focused Growth Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
4400 Computer Drive
Westborough, MA 01581-1722
(866) 499-2151

The Fund will only accept checks drawn on U.S. currency on domestic banks. The Fund will not accept any of the following: cash or cash equivalents, money orders, traveler's checks, cashier's checks, bank checks, official checks and treasurer's checks, payable through checks, third party checks and third party transactions.

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While the Fund does not generally accept foreign investors, it may in instances where either (i) an intermediary makes shares of the Fund available or (ii) the transfer agent, in the case of a direct to Fund subscription, has satisfied its internal procedures with respect to the establishment of foreign investor accounts. Please contact Shareholder Services toll-free at (866) 499-2151 for more information.

The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the application, you must supply your full name, date of birth, social security number, and permanent street address. Effective May 11, 2018, if you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. This information will assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

By Wire

To make a same-day wire investment, call Shareholder Services toll-free at (866) 499-2151 before 4:00 p.m. Eastern time for current wire instructions. An account number will be assigned to you. Please make sure your wire is for at least $5,000 ($2,500 if investing in an individual retirement account) with respect to Class A shares or Class C shares and at least $100,000 ($5,000 for registered investment advisers) with respect to Class I shares. Your wire must be received by the stock market close, typically 4:00 p.m. Eastern time, to receive that day's price per share. Your bank may charge a wire fee.

Individual Retirement Account and Education Savings Account Investments

You may invest in the Fund through the following individual retirement accounts:

•  Traditional Individual Retirement Accounts ("IRAs")

•  Savings Incentive Match Plan for Employees ("SIMPLE IRAs")

•  Spousal IRAs

•  Roth Individual Retirement Accounts ("Roth IRAs")

•  Simplified Employee Pension Plans ("SEP IRAs")

•  Coverdell Education Savings Accounts ("CESAs")

TO ADD TO AN ACCOUNT

By Mail

Fill out an investment slip from a previous confirmation and write your account number on your check. Please make sure that your check is payable to the Fund and that your additional investment is for at least $250 for Class A or Class C shares. There is no minimum additional investment amount required for Class I shares. Mail the slip and your check to:

Regular Mail:

Lateef Focused Growth Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029

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Overnight Mail:

Lateef Focused Growth Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
4400 Computer Drive
Westborough, MA 01581-1722
(866) 499-2151

By Wire

Please call Shareholder Services toll-free at (866) 499-2151 for current wire instructions. The wire must be received by the stock market close, typically 4:00 p.m. Eastern time, for same day processing. Your bank may charge a wire fee. Please make sure your wire is for at least $250 for Class A or Class C shares. There is no minimum additional investment amount required for Class I shares.

Automatic Investment Plan

You may open an automatic investment plan account for Class A and Class C shares with a $1,000 initial purchase and a $150 monthly investment. This plan is not available for Class I shares. If you have an existing account that does not include the automatic investment plan, you can contact the Fund toll-free at (866) 499-2151 to establish an automatic investment plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Fund. You may authorize the automatic withdrawal of funds from your bank account for a monthly minimum amount of $150. The Fund may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the "Automatic Investment Plan" section found on the application or contact the Fund's transfer agent toll-free at (866) 499-2151.

Automated Clearing House (ACH) Purchase

Current shareholders may purchase additional shares via Automated Clearing House ("ACH"). To have this option added to your account, please send a letter to the Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.

You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Fund may alter, modify or terminate this purchase option at any time.

Purchase Price

Class C shares and Class I shares of the Fund are sold at the NAV next determined after receipt of the request in good order. Class A shares of the Fund are sold at the offering price, which is the NAV next determined after the request is received in good order, plus a sales charge of up to 5.00%. "Good Order" means that the purchase request is complete and includes all required information. Purchase requests not in good order may be rejected.

Exchanging Share Classes

Certain shareholders of the Fund may be eligible to exchange their shares of the Fund for another class of shares of the Fund if they meet the eligibility requirements for the class into which they wish exchange. Shareholders that hold their shares through a financial intermediary may not be eligible to exchange into another share class of the Fund. If you hold your shares through a financial intermediary, you should consult your financial intermediary for information about the exchange privilege, if available. If you hold your shares directly with the Fund, call the transfer agent toll-free at (866) 499-2151 for information on exchanging share classes. Exchanges between share classes of the Fund are generally not considered a taxable transaction. Before making an exchange, you should consider the expenses of each class. This exchange privilege may be modified or terminated at any time.

Financial Intermediaries

You may purchase shares of the Fund through a financial intermediary who may charge you a commission on your purchase, may charge additional fees, and may require different minimum investments or impose other limitations on buying and selling shares. "Financial intermediaries" include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries and any other firm having a selling, administration or similar agreement. The financial intermediary is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by the Fund when the financial intermediary accepts the order. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Fund. Customer orders are required to be priced at the Fund's NAV next computed after the authorized financial intermediary or its authorized representatives’ receipt of the order to buy or sell. Financial intermediaries may also designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Consult your investment representative for specific information.

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It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be subject to involuntary redemption unless you make arrangements to (a) transfer your Fund shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under "To Open An Account."

Networking and Sub-Transfer Agency Fees. The Fund may also directly enter into agreements with financial intermediaries pursuant to which it will pay the financial intermediary for services such as networking or sub-transfer agency, including the maintenance of "street name" or omnibus accounts and related sub-accounting, record-keeping and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 distribution or shareholder service fees the financial intermediary may also be receiving. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their own resources. These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Underwriter, the Adviser and their affiliates. The payments described above may differ and may vary from amounts paid to the Trust's transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Fund, the Adviser or their service providers to determine whether such intermediaries are providing the services for which they are receiving such payments.

Additional Compensation to Financial Intermediaries. The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own resources, provide additional cash payments to financial intermediaries who sell shares of the Fund. These additional cash payments are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration and sub-transfer agency fees) payable to a financial intermediary which are disclosed elsewhere in this Prospectus. These additional cash payments are generally made to financial intermediaries that provide sub-accounting, sub-transfer agency, shareholder or administrative services or marketing support. Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Adviser or its affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of the Fund's shares in communications with a financial intermediary's customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of the Fund's shares.

These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finders' fees or referral fees that vary depending on the dollar amount of shares sold.

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The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and the Adviser or its affiliates may provide for increased rates of compensation as the dollar value of the Fund's shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend the Fund's shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. A financial intermediary and its sales representatives may have similar financial incentives to recommend a particular class of the Fund's shares over other classes of its shares. You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser.

Although the Fund may use financial firms that sell Fund shares to effect portfolio transactions for the Fund, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For more information about these additional cash payments made to financial intermediaries, please refer to the section entitled "Additional Compensation to Financial Intermediaries" located in the SAI.

General Information About Sales Charges

Your securities dealer is paid a commission when you buy Class A shares or Class C shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy. From time to time, some financial institutions may receive a concession up to the entire sales charge. Firms that receive a concession of the entire sales charge may be considered underwriters for the purpose of federal securities law.

Reinvestment Privilege for Class A Shares

For a period of 60 days after you sell Class A shares of the Fund, you may reinvest your redemption proceeds in Class A shares of the Fund at NAV. You, your broker or your financial adviser must notify the Fund's transfer agent in writing of your eligibility to reinvest at NAV at the time of reinvestment in order to eliminate the sales charge on your reinvestment. The Fund may require documentation to support your eligibility.

Rights Reserved by the Fund

The Fund reserves the right to:

•  reject any purchase order;

•  suspend the offering of shares;

•  vary the initial and subsequent investment minimums;

•  waive the minimum investment requirement for any investor;

•  redeem accounts with balances below the minimum after 30 days' written notice;

•  redeem your shares in the event your financial intermediary’s relationship with the Trust is modified or terminated;

•  subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Trust; and

•  redeem your shares if you hold your shares through a financial intermediary and you propose to transfer your shares to another financial intermediary that does not have a relationship with the Trust.

The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

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Market Timing and Frequent Trading Policy

The Fund discourages frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position. The Fund is not designed to accommodate market timing or short-term trading. Frequent or excessive trades into or out of the Fund in an effort to anticipate changes in market prices of its investment portfolio is generally referred to as "market timing." Market timing can adversely impact the ability of the Adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in the Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using a line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the NAV of the Fund does not reflect the value of the underlying portfolio securities.

To deter market timing and to minimize harm to the Fund and its shareholders, the Fund (i) charges a redemption fee of 2.00% on shares redeemed within thirty (30) days of purchase, and (ii) reserves the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons the Fund believes are engaging in similar trading activity that, in the judgment of the Fund or the Adviser, may be disruptive to the Fund. The Fund will not be liable for any loss resulting from rejected purchase orders. No waivers of the provisions of this policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Fund and its shareholders or would subordinate the interests of the Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

The Fund's Chief Compliance Officer ("CCO") reviews on an as-needed basis, as determined by the CCO in coordination with the Adviser and other service providers, available information related to the trading activity in the Fund in order to assess the likelihood that the Fund may be the target of market timing or similar trading practices. If, in its judgment, the Fund or the Adviser detects excessive, short-term trading, the Fund may reject or restrict a purchase request and may further seek to close an investor's account with the Fund. The Fund may modify its procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Fund will apply its procedures in a manner that, in the Fund's judgment, will be uniform.

There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

In order for a financial intermediary to purchase shares of the Fund for an "omnibus" account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide the Fund access, upon request, to information about underlying shareholder transaction activity in these accounts and the Shareholder’s Taxpayer Identification Number (or International Taxpayer Identification Number or other government issued identifier). If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an "omnibus" account, in nominee name or on behalf of another person. If necessary, the Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers' trading activities in the Fund. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Fund. If a financial intermediary fails to enforce the Fund's excessive trading policies, the Fund may take certain actions, including terminating the relationship.

REDEMPTION OF SHARES

You may "redeem" or sell your shares on any day the Exchange is open, either directly through the Fund's transfer agent, BNY Mellon Investment Servicing, or through your broker-dealer. The price you receive will be the NAV next calculated after receipt of the request in good order. "Good Order" means that the redemption request is complete and includes all accurate required information including any medallion signature guarantees, if necessary. The Fund charges a redemption fee of 2.00% on proceeds redeemed within 30 days following their acquisition (see "Redemption Fee").

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Redemption Fee

The Fund charges a redemption fee of 2.00% on proceeds of shares redeemed within 30 days following their acquisition. The redemption fee will be calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest will be treated as being redeemed first and the shares held shortest as being redeemed last. The fee will be paid directly to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. This redemption fee is not intended to accommodate short-term trading and the Fund will monitor the assessment of redemption fees against your account.

The 2.00% redemption fee will not be charged on the following transactions:

1.  Redemptions on shares held through retirement plans (including, without limitation, those maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code of 1986, as amended, (the "Code") and nonqualified plans), unless the plan has the systematic capability of assessing the redemption fee at the participant or individual account level;

2.  Redemptions requested following (a) the death of a shareholder, or (b) the post-purchase "disability" or "hardship" (as such terms are defined by the Code or the rules and regulations thereunder) of the shareholder or as required by law (i.e., a divorce settlement), provided that such death, disability, hardship or other event (i.e., divorce settlement) occurs after the shareholder's account was established with the Fund;

3.  Redemptions initiated by the Fund (e.g., for failure to meet account minimums, to pay account fees funded by share redemptions, in the event of the liquidation of the Fund, if your financial intermediary modifies or terminates its relationship with the Fund);

4.  Shares acquired through the reinvestment of distributions (dividends and capital gains);

5.  Redemptions in omnibus accounts where redemptions cannot be tracked to the individual shareholder;

6.  Redemptions by certain funds of funds and in connection with certain comprehensive fee programs, such as wrap fee accounts and automated rebalancing or asset allocation programs offered by financial intermediaries; and

7.  Redemptions for systematic withdrawal plans.

Redemption Policies

Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the Exchange is restricted or the Exchange is closed for other than customary weekends and holidays, (2) the Securities and Exchange Commission ("SEC") has by order permitted such suspension for the protection of the Fund's shareholders or (3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. The Fund will automatically redeem shares if a purchase check is returned for insufficient funds and the shareholder's account will be charged for any loss. The Fund generally pays redemption proceeds in cash, however, the Trust reserves the right to make a "redemption in kind" payment in portfolio securities rather than cash.

TO REDEEM FROM YOUR ACCOUNT

By Mail

To redeem your shares by mail:

•  Write a letter of instruction that includes: the name of the Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

•  Include all signatures and any additional documents that may be required.

22

•  Mail your request to:

Regular Mail:

Lateef Focused Growth Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029

Overnight Mail:

Lateef Focused Growth Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
4400 Computer Drive
Westborough, MA 01581-1722
(866) 499-2151

•  A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days.

•  The Fund may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.

•  The Fund requires a medallion signature guarantee if the written redemption exceeds $100,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record.

By Telephone

To redeem your shares by telephone, call Shareholder Services toll-free at (866) 499-2151. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the pre-designated bank account on the fund account. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent medallion signature guarantee request in writing to add this service to your account. The Fund and BNY Mellon Investment Servicing reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. BNY Mellon Investment Servicing has established security procedures to prevent unauthorized account access. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Fund or BNY Mellon Investment Servicing.

By Wire

In the case of redemption proceeds that are wired to a bank, the Fund transmits the payment only on days that commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Fund and BNY Mellon Investment Servicing will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Fund reserves the right to refuse a wire redemption if it believes that it is advisable to do so. You may also have your redemption proceeds sent to your bank via ACH. BNY Mellon Investment Servicing does not charge for this service, however please allow 2 to 3 business days for the transfer of money to reach your banking institution.

Systematic Withdrawal Plan

Once you have established an account, you may automatically receive funds from your account on a monthly, quarterly or semi-annual basis (minimum withdrawal of $100). Call Shareholder Services toll-free at (866) 499-2151 to request a form to start the Systematic Withdrawal Plan.

23

Selling Recently Purchased Shares

If you wish to sell shares that were recently purchased by check, the Fund may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. The Fund reserves the right to reject any redemption request for shares recently purchased by check that has not cleared, and the Fund may require that a subsequent request be submitted. The Fund charges a redemption fee of 2.00% on proceeds redeemed within 30 days following their acquisition (see "Redemption of Shares — Redemption Fee").

Late Trading

Late trading is the practice of buying or selling Fund shares at the closing price after the Fund's NAV has been set for the day. Federal securities laws governing mutual funds prohibit late trading. The Fund has adopted trading policies designed to comply with requirements of the federal securities laws.

TRANSACTION POLICIES

Timing of Purchase or Sale Requests

All requests received in good order by BNY Mellon Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day's NAV. Such orders received after the close of regular trading of the Exchange will be executed the following day, at that day's NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the Exchange is open for trading. If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.

New York Stock Exchange Closings

The Exchange is typically closed for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Investments through Financial Intermediaries/Nominees

If you invest through a financial intermediary or nominee, such as a broker-dealer or financial adviser (rather than directly through the Fund), certain policies and fees regarding your investment in the Fund may be different than those described in this Prospectus. In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be subject to involuntary redemption unless you make arrangements to (a) transfer your Fund shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under "To Open An Account." Financial intermediaries and nominees may charge transaction fees, may charge you a commission on your purchase, and may set different minimum investments or limitations or procedures on buying or selling shares; however, in the event that your financial intermediary modifies or terminates its relationship with the Trust and you chose to open an account directly with the Fund, you must meet the minimum initial investment amount or, if available, exchange your shares for shares of another class in which you are eligible to invest. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or, if applicable, a broker's designee receives the order. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Fund. You will not be charged any additional fees by the Fund (other than those described in this Prospectus) if you purchase or redeem shares directly through the Fund’s transfer agent, BNY Mellon Investment Servicing.

Contact your financial intermediary for specific information regarding the availability and suitability of various account options described throughout this Prospectus. Contact your financial intermediary for specific information with respect to the financial intermediary’s policies regarding minimum purchase and minimum balance requirements and involuntary redemption, which may differ from what is described throughout this Prospectus.

24

Account Minimum

You must keep at least $500 worth of shares in your Class A or Class C account to keep the account open. If, after giving you 30 days' prior written notice, your account value is still below $500 due to your redemptions (not including market fluctuations), the Fund may redeem your shares and send you a check for the redemption proceeds. Class I shares require a minimum balance of $100,000 ($5,000 for registered investment advisers).

Medallion Signature Guarantees

The Fund may require additional documentation for the redemption of corporate, partnership or fiduciary accounts, or medallion signature guarantees for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the written redemption exceeds $100,000, the address of record has changed within the past 30 days, or the proceeds are to be paid to a person other than the account owner of record. When the Fund requires a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The Fund recognizes the following medallion programs: (i) Securities Transfer Agents Medallion Program (STAMP), (ii) Stock Exchanges Medallion Program (SEMP) and (iii) New York Stock Exchange, Inc., Medallion Signature Program (MSP). Signature guarantees from a financial institution that does not participate in one of these programs will not be accepted. Please call Shareholder Services toll-free at (866) 499-2151 for further information on obtaining a proper signature guarantee.

Customer Identification Program

Federal law requires the Fund to obtain, verify and record identifying information, which includes the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Fund. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, will not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Fund reserves the right to: (a) place limits on transactions in any account until the identity of the investor is verified; or (b) refuse an investment in the Fund or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. The Fund and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

Other Documents

Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, please call Shareholder Services toll-free at (866) 499-2151.

SHAREHOLDER SERVICES

Your Account

If you have questions about your account, including purchases, redemptions and distributions, please call Shareholder Services toll-free at (866) 499-2151 from Monday through Friday, 8:00 a.m. to 6:00 p.m., Eastern time.

Account Statements

The Fund currently provides the following account information:

•  confirmation statements after transactions (except for certain automatic transactions, such as those related to automatic investment plan purchases or dividend reinvestments);

•  account statements reflecting transactions made during the covered period (generally, monthly for Institutional Class shares, and quarterly or annually for other share classes);

25

•  tax information, which will be mailed each year by the Internal Revenue Service (the "IRS") deadline, a copy of which will also be filed with the IRS, if necessary.

Financial statements with a summary of portfolio composition and performance will be available at least twice a year.

The Fund routinely provides the above shareholder services, but may charge additional fees for special services such as requests for historical transcripts of accounts.

With the exception of statutorily required items, the Fund may change any of the above practices without notice.

Delivery of Shareholder Documents

To reduce expenses, the Fund mails only one copy of the Fund's Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call Shareholder Services toll-free at (866) 499-2151 or, if your shares are held through a financial institution, please contact the financial institution directly. The Fund will begin sending you individual copies within 30 days after receiving your request.

DISTRIBUTIONS

The Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Fund will distribute dividends and net capital gain, if any, annually.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued. If you invest in the Fund shortly before the ex-dividend date of a taxable distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

MORE INFORMATION ABOUT TAXES

The tax information in this Prospectus is provided only for general information purposes and only for U.S. taxpayers and should not be considered as tax advice or relied on by a shareholder or prospective investor.

General. The Fund intends to qualify annually to be treated as a regulated investment company (a "RIC") under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax on the earnings it distributes to shareholders provided it satisfies certain requirements and restrictions set forth in the Code, one of which is to distribute to its shareholders substantially all of its income and gains each year. If for any taxable year the Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and will be subject to tax at the flat corporate tax rates then in effect; and (2) all distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the dividends-received deduction for corporate shareholders and the non-corporate shareholder long-term capital gain rate for "qualified dividend income" and ordinary rates for all other distributions, except for those treated as a return of capital or substitute dividends with respect to dividends paid on securities lent out by the Fund. In addition, dividends paid on securities lent out by the Fund may not qualify for the dividends received deduction.

Distributions. The Fund will make distributions to you that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions are taxable whether you reinvest such distributions in additional shares of the Fund or choose to receive cash.

Unless you are investing through a tax-deferred retirement account (such as a 401(k) or an IRA), you should consider avoiding a purchase of Fund shares shortly before the Fund makes a distribution, because making such a purchase can increase your taxes and the cost of the shares. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received — even if you reinvest it in more shares and have to pay the tax due on the dividend without receiving any cash to pay the taxes. To avoid "buying a dividend," check the Fund's distribution schedule before you invest.

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Ordinary Income. Net investment income (except for qualified dividends and income designated as tax-exempt), distributions of income from securities lending, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non-corporate shareholders and designated by the Fund as "qualified dividend income" are eligible for the long-term capital gains tax rates. Short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains (based on the Fund's holding period) for federal income tax purposes regardless of how long you have held your Fund shares.

Sale of Shares. It is a taxable event for you if you sell shares of the Fund. Depending on the purchase price and the sale price of the shares you sell, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you held the shares of the Fund as a capital asset. The capital gain will be long-term or short-term depending on how long you have held your shares in the Fund. Sales of shares of the Fund that you have held for twelve months or less will be a short-term capital gain or loss and if held for more than twelve months will constitute a long-term capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of tax-exempt interest dividends, if any, received by the shareholder with respect to such shares.

Returns of Capital. If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable to the extent of each shareholder's basis in the Fund's shares, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Medicare Contribution Tax. Under current law, U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly and $125,000 if married and filing separately) will be subject to a 3.8% Medicare contribution tax on net investment income including interest (excluding tax-exempt interest), dividends, and capital gains. If applicable, the tax will be imposed on the lesser of the individual's (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly and $125,000 if married and filing separately).

IRAs and Other Tax-Qualified Plans. One major exception to these tax principles is that a distribution on or the sale or exchange of shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless the shares were acquired with borrowed funds.

Backup Withholding. The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 24%.

State and Local Income Taxes. This Prospectus does not discuss the state and local tax consequences of an investment in the Fund. You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.

Non-U.S. Shareholders. Non-U.S. shareholders may be subject to U.S. tax as a result of an investment in the Fund. The Fund is required to withhold 30% tax on certain payments made to foreign entities that do not qualify for reduced withholding rates under a treaty and do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in the Fund. Accordingly, non-U.S. shareholders are urged and advised to consult their own tax advisers as to the U.S. and foreign country tax consequences of an investment in the Fund.

27

Basis Reporting and Holding Periods. A shareholder is responsible for tracking the tax basis and holding periods of the shareholder's shares in the Fund for federal income tax purposes. However, RICs, such as the Fund, must report cost basis information to you and the Internal Revenue Service when a shareholder sells or exchanges shares that are not in a tax deferred retirement account. The Fund will permit shareholders to elect from among several IRS accepted cost basis methods.

Statements and Notices. You will receive an annual statement outlining the tax status of your distributions. You may also receive written notices of certain foreign taxes and distributions paid by the Fund during the prior taxable year.

This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding these considerations is included in the Fund's SAI. You are urged and advised to consult your own tax adviser regarding the effects of an investment in the Fund on your tax situation.

28

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for Class A, C and I shares through April 30, 2018. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate at which an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report. The Fund's 2018 Annual Report is incorporated by reference into the Fund's SAI and is available upon request by calling Shareholder Services toll-free (866) 499-2151, or by visiting the website at www.lateef.com/lateef-focused-growth_fund.htm.

	Class A Shares
	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014
Per Share Operating Performance
Net asset value, beginning of year	$9.54	$10.77	$14.00	$14.20	$12.45
Net investment income/(loss)[1]	(0.04)	(0.04)	(0.05)	0.01	0.04
Net realized and unrealized gain/(loss) on investments	1.40	1.25	(0.19)	0.91	2.40
Net increase/(decrease) in net assets resulting from operations	1.36	1.21	(0.24)	0.92	2.44
Dividends and distributions to shareholders from:
Net investment income	—	—	(0.02)	(0.01)	—2
Net realized capital gains	(2.30)	(2.44)	(2.97)	(1.11)	(0.69)
Total dividends and distributions to shareholders	(2.30)	(2.44)	(2.99)	(1.12)	(0.69)
Redemption fees	— [2]	—	— [2]	— [2]	— [2]
Net asset value, end of year	$8.60	$9.54	$10.77	$14.00	$14.20
Total investment return[3]	15.26%	12.64%	(2.31)%	6.54%	19.92%
Ratio/Supplemental Data
Net assets, end of year (in thousands)	$20,580	$24,460	$56,657	$86,174	$148,897
Ratio of expenses to average net assets	1.14%	1.24%	1.24%	1.24%	1.24%
Ratio of expenses to average net assets without waivers and expense reimbursements[4]	1.65%	1.57%	1.42%	1.38%	1.41%
Ratio of net investment income/(loss) to average net assets	(0.38)%	(0.35)%	(0.37)%	0.08%	0.31%
Portfolio turnover rate	50.42%	41.70%	65.01%	29.22%	40.77%

29

1  The selected per share data was calculated using the average shares outstanding method for the year.

2  Amount is less than $0.005 per share.

3  Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment return does not reflect the impact of the maximum front-end sales load of 5.00%. If reflected, the return would be lower.

4  During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

30

	Class C Shares
	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014
Per Share Operating Performance
Net asset value, beginning of year	$8.41	$9.84	$13.11	$13.46	$11.91
Net investment loss[1]	(0.09)	(0.10)	(0.13)	(0.09)	(0.06)
Net realized and unrealized gain/(loss) on investments	1.21	1.11	(0.17)	0.85	2.30
Net increase/(decrease) in net assets resulting from operations	1.12	1.01	(0.30)	0.76	2.24
Dividends and distributions to shareholders from:
Net realized capital gains	(2.30)	(2.44)	(2.97)	(1.11)	(0.69)
Redemption fees	— [2]	—	— [2]	— [2]	— [2]
Net asset value, end of year	$7.23	$8.41	$9.84	$13.11	$13.46
Total investment return[3]	14.35%	11.71%	(2.98)%	5.65%	19.08%
Ratios/Supplemental Data
Net assets, end of year (in thousands)	$15,087	$19,721	$35,840	$46,879	$50,080
Ratio of expenses to average net assets	1.89%	1.99%	1.99%	1.99%	1.99%
Ratio of expenses to average net assets without waivers and expense reimbursements[4]	2.41%	2.33%	2.17%	2.14%	2.16%
Ratio of net investment loss to average net assets	(1.14)%	(1.10)%	(1.12)%	(0.67)%	(0.44)%
Portfolio turnover rate	50.42%	41.70%	65.01%	29.22%	40.77%

1  The selected per share data was calculated using the average shares outstanding method for the year.

2  Amount is less than $0.005 per share.

3  Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.

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4  During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

32

	Class I Shares
	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014
Per Share Operating Performance
Net asset value, beginning of year	$9.80	$10.98	$14.22	$14.41	$12.61
Net investment income/(loss)[1]	(0.01)	(0.01)	(0.02)	0.05	0.08
Net realized and unrealized gain/(loss) on investments	1.44	1.27	(0.19)	0.92	2.43
Net increase/(decrease) in net assets resulting from operations	1.43	1.26	(0.21)	0.97	2.51
Dividends and distributions to shareholders from:
Net investment income	—	—	(0.06)	(0.05)	(0.02)
Net realized capital gains	(2.30)	(2.44)	(2.97)	(1.11)	(0.69)
Total dividends and distributions to shareholders	(2.30)	(2.44)	(3.03)	(1.16)	(0.71)
Redemption fees	— [2]	—	— [2]	— [2]	— [2]
Net asset value, end of year	$8.93	$9.80	$10.98	$14.22	$14.41
Total investment return[3]	15.59%	12.86%	(2.04)%	6.79%	20.21%
Ratios/Supplemental Data
Net assets, end of year (in thousands)	$41,982	$66,969	$358,492	$623,561	$650,454
Ratio of expenses to average net assets	0.89%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets without waivers and expense reimbursements[4]	1.41%	1.28%	1.16%	1.14%	1.16%
Ratio of net investment income/(loss) to average net assets	(0.14)%	(0.09)%	(0.12)%	0.33%	0.56%
Portfolio turnover rate	50.42%	41.70%	65.01%	29.22%	40.77%

33

1  The selected per share data was calculated using the average shares outstanding method for the year.

2  Amount is less than $0.005 per share.

3  Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.

4  During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

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APPENDIX A

Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Funds' Prospectus or SAI.

Front-End Sales Load Waivers on Class A Shares available at Merrill Lynch

•  Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

•  Shares purchased by or through a 529 Plan.

•  Shares purchased through a Merrill Lynch affiliated investment advisory program.

•  Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform.

•  Shares of Funds purchased through the Merrill Edge Self-Directed platform (if applicable).

•  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other Fund within the Fund family).

•  Shares exchanged from Class C (i.e. level-load) shares of the same Fund in the month of or following the 10-year anniversary of the purchase date.

•  Employees and registered representatives of Merrill Lynch or its affiliates and their family members.

•  Directors or Trustees of the Funds, and employees of the Funds' investment adviser or any of its affiliates, as described in the Prospectus.

•  Shares purchased from the proceeds of redemptions within the same Fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

CDSC Waivers on Class A and C Shares Available at Merrill Lynch

•  Death or disability of the shareholder.

•  Shares sold as part of a systematic withdrawal plan as described in the Funds' Prospectus.

•  Return of excess contributions from an IRA Account.

•  Shares sold as a part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1/2.

•  Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch.

•  Shares acquired through a right of reinstatement.

•  Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to Class A and C shares only).

Front-End Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•  Breakpoints as described in the Prospectus.

•  Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Fund family assets held by accounts within the purchaser's household at Merrill Lynch. Eligible Fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

A-1

•  Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchase within the Fund family through Merrill Lynch, over a 13-month period of time (if applicable).

A-2

LATEEF FOCUSED GROWTH FUND

of

FundVantage Trust

(866) 499-2151

FOR MORE INFORMATION

For additional information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports

These reports contain additional information about the Fund's investments including performance data, information on the Fund's portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's annual and semi-annual reports are available, free of charge, by calling Shareholder Services toll-free at (866) 499-2151 or by visiting the website at www.lateef.com/lateef-focused-growth_fund.htm.

Statement of Additional Information (SAI)

The SAI provides additional technical and legal descriptions of the Fund's policies, investment restrictions, risks and business structure, including a description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities holdings. The information in the SAI, as supplemented from time to time, is incorporated into this Prospectus by this reference. This means that the SAI, for legal purposes, is part of this Prospectus. The SAI is available, free of charge, by calling Shareholder Services toll-free at (866) 499-2151 or by visiting the website at www.lateef.com/lateef-focused-growth_fund.htm.

Shareholder Inquiries

Copies of these documents and answers to questions about the Fund, including information on how to purchase or redeem Fund shares, may be obtained free of charge by contacting:

Lateef Focused Growth Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029
(866) 499-2151
8:00 a.m. to 6:00 p.m. Eastern time

Securities and Exchange Commission

Reports and other information about the Fund (including the SAI and annual and semi-annual reports) may be viewed or downloaded, free of charge, from the EDGAR database on the SEC's website at http://www.sec.gov. Such information can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room, Washington, D.C., 20549-1520. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

The investment company registration number is 811-22027	STLAF-0918

POLEN GLOBAL GROWTH FUND

Investor Class PGIRX	Institutional Class PGIIX

of

FundVantage Trust

PROSPECTUS

September 1, 2018

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FUND SUMMARY

POLEN GLOBAL GROWTH FUND

Investment Objective

Polen Global Growth Fund ("the Fund") seeks to achieve long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

	Investor Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.85%	0.85%
Distribution (Rule 12b-1) Fees	0.25%	None
Other Expenses	0.65%	0.65%
Total Annual Fund Operating Expenses[1]	1.75%	1.50%
Fee Waiver and/or Expense Reimbursement[1]	(0.40)%	(0.40)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.35%	1.10%

1  Polen Capital Management, LLC ("Polen Capital" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, "Acquired Fund Fees and Expenses" and brokerage commissions) do not exceed 1.10% (on an annual basis) with respect to the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2019 unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund's expenses are below the Expense Limitation amount.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$137	$512	$912	$2,029
Institutional Class	$112	$435	$781	$1,756

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14.39% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund typically invests in a focused portfolio of approximately 25 to 40 common stocks of large capitalization companies (market capitalizations greater than $5 billion at the time of purchase) that are located anywhere in the world, including companies in both developed and emerging markets, and, in the Adviser's opinion, have a sustainable competitive advantage. In addition, the Fund may from time to time purchase a common stock, including the common stock of medium capitalization or “mid-cap” companies (market capitalizations greater than $2 billion but less than $5 billion at the time of purchase), that do not meet this criteria if, in the Adviser's opinion, the stock represents a particularly attractive investment opportunity. Under normal market conditions, the Fund will invest in at least three different countries and will typically invest at least 40% of its net assets in non-U.S. equity securities, or, if conditions are not favorable, invest at least 30% of its assets in non-U.S. equity securities. Non-U.S. equity securities are securities of companies that (i) have their principal securities trading market outside the U.S.; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed outside the U.S.; (iii) are organized under the laws of, and have a principal office in, a country other than the U.S.; (iv) are depositary receipts of issuers described in (i) and (iii) above; or (v) are exchange-traded funds that invest in a country or countries other than the U.S. While the Fund will at all times invest in at least three different countries, the Adviser anticipates that the Fund will ordinarily invest in approximately six or more countries. Consistent with its investment criteria, the Fund may invest in certain emerging market companies. Emerging market companies are companies that (i) have their principal securities trading market in an emerging country; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed in emerging countries; (iii) are organized under the laws of, and have a principal office in, an emerging country, (iv) are depositary receipts of issuers described in (i) and (iii) above, or (v) are exchange-traded funds that invest in an emerging country or countries.

"Emerging countries" include those currently considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations, or the countries' authorities, and all countries represented in any widely-recognized index of emerging market securities. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries.

The Adviser uses an intensive fundamental research process to identify companies that it believes have certain attractive characteristics, which typically reflect an underlying competitive advantage. Those characteristics include: (i) consistent and sustainable high return on capital, (ii) strong earnings growth and free cash flow generation, (iii) strong balance sheets typically with low or no net debt to total capital and (iv) competent and shareholder-oriented management teams. The Fund invests in companies that the Adviser believes have a sustainable competitive advantage within an industry with high barriers to entry.

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The Adviser believes that consistent earnings growth is the primary driver of intrinsic value growth and long-term stock price appreciation. Accordingly, the Adviser focuses on identifying and investing in a concentrated portfolio of high-quality large capitalization growth companies that it believes has a competitive advantage and can deliver sustainable, above-average earnings growth. The Adviser believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital.

The Fund is non-diversified, which means that a significant portion of the Fund's assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not "concentrate" (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

The Fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company's competitive advantage or a degradation in its prospects for strong, long-term earnings growth. The Adviser may also sell a security if it is deemed to be overvalued or if a more attractive investment opportunity exists. Although the Adviser may purchase and then sell a security in a shorter period of time, the Adviser typically invests in securities with the expectation of holding those investments on a long term basis.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

•  Cyber Security Risk: As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser and Fund may be susceptible to operational and information security risk. Cyber security failures or breaches of the Adviser or the Fund’s other service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of the Fund's shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

•  Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•  Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

•  Foreign Securities Risk: Foreign stocks may underperform U.S. stocks and may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks.

•  Geographic Concentration Risk: From time to time the Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund's investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

3

•  Growth Style Risk: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the investment performance of a Fund using a growth stock strategy may suffer.

•  Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•  Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•  Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•  Mid-Cap Risk: In addition to large cap securities, the Fund may also invest in the securities of mid-cap companies. Investments in mid-cap companies may be riskier than investments in larger, more established companies. The securities of mid-cap companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, mid-cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short-term. Because mid-cap companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

•  Non-Diversification Risk: The risk that since the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

•  Sector Risk: Although the Fund may not "concentrate" (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

• Tax Legislation Risk: On December 22, 2017, new tax legislation was enacted which includes changes to tax rates, restrictions on miscellaneous itemized deductions, changes to the dividends received deduction, restrictions on the deductibility of interest, and changes to the taxation of the international operations of domestic businesses. Certain changes have sunset provisions, which are important to note. Because the tax legislation is newly enacted and additional guidance is forthcoming, there is uncertainty in how the newly enacted tax legislation will affect the Fund’s investments, as such impact may be adverse. Shareholders are urged and advised to consult their own tax advisor with respect to the impact of this legislation.

Performance Information

The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Fund for the past three calendar years and show how the Fund's average annual total returns for one year, and since inception, before and after taxes, compare with those of the MSCI All Country World® Index ("ACWI") (Net Dividend), a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.polencapital.com or by calling the Fund toll-free at (888) 678-6024.

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Calendar Year-to-Date Total Return as of June 30, 2018: 10.12%
During the periods shown in the chart:

Best Quarter	Worst Quarter
10.17%	(3.86)%
(March 31, 2017)	(December 31, 2016)

Polen Global Growth Fund Institutional Class Shares Average Annual Total Returns as of December 31, 2017	1 Year	Since Inception (December 30, 2014)
Return Before Taxes	31.52%	12.52%
Return After Taxes on Distributions	31.52%	12.50%
Return After Taxes on Distributions and Sale of Shares	17.84%	9.79%
MSCI All Country World® Index ("ACWI") (Net Dividend) (reflects no deductions for fees, expenses or taxes)[1]	23.96%	8.51%

Polen Global Growth Fund Investor Class Shares Average Annual Total Returns as of December 31, 2017	1 Year	Since Inception (July 6, 2015)
Return Before Taxes	31.20%	13.50%
MSCI All Country World® Index ("ACWI") (Net Dividend) (reflects no deductions for fees, expenses or taxes)[1]	23.96%	9.77%

1  The MSCI All Country World® Index ("ACWI") (Net Dividend) captures large and mid-cap representation across 23 Developed Markets and 24 Emerging Markets countries. With 2,489 constituents, the MSCI ACWI (Net Dividend) covers approximately 85% of the global investable equity opportunity.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Institutional Class shares; after-tax returns for Investor Class shares will vary.

5

Management of the Fund

Investment Adviser

Polen Capital Management, LLC

Portfolio Managers

•  Damon Ficklin, Portfolio Manager and Analyst, has served as co-portfolio manager of the Fund since 2017. He has been a member of Polen Capital’s Large Company Growth Team since joining the firm in 2003.

•  Jeff Mueller, Portfolio Manager and Analyst, has served as co-portfolio manager of the Fund since 2017.  He has been a member of Polen Capital’s Large Company Growth Team since joining the firm in 2013.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

Account Type	Minimum	Investor Class	Institutional Class
Regular Accounts	Initial Investment	$3,000	$100,000
	Additional Investments	$100	$0
Individual Retirement Accounts	Initial Investment	$2,000	$100,000
	Additional Investments	$100	$0
Automatic Investment Plan	Initial Investment	$2,000	$100,000
	Additional Investments	$100	$0

You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the "Exchange") is open and through the means described below.

Purchase or Redemption by Mail:

Regular Mail:

Polen Global Growth Fund

FundVantage Trust

c/o BNY Mellon Investment Servicing

P.O. Box 9829

Providence, RI 02940-8029

Overnight Mail:

Polen Global Growth Fund

FundVantage Trust

c/o BNY Mellon Investment Servicing

4400 Computer Drive

Westborough, MA 01581-1722

(888) 678-6024

Purchase by Wire:

Please contact Fund shareholder services ("Shareholder Services") toll-free at (888) 678-6024 for current wire instructions.

Redemption by Telephone:

Please call Shareholder Services toll-free at (888) 678-6024.

6

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Such distributions are not currently taxable when shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from any tax-deferred account in which the shares are held may be subject to federal income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and/or for related services to shareholders. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

MORE INFORMATION ABOUT THE FUND'S
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks to achieve long-term growth of capital. The Fund's investment objective may be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT STRATEGIES

The Fund's principal investment strategies are discussed in the "Fund Summary" section. Principal investment strategies are those that the Adviser (as defined below) will use on a day-to-day basis to achieve the Fund's investment objective. This section provides more information about these strategies, as well as information about some additional strategies that the Fund's Adviser uses, or may use, to achieve the Fund's objective. Additional information about these investment strategies and practices and related risks is also provided in the Fund's Statement of Additional Information ("SAI"). The Fund may also use strategies and invest in securities that are not described in this Prospectus, but that are described in the Fund's SAI. The investments and strategies discussed below are those that the Adviser will use under normal market conditions.

The Fund may borrow to the extent permitted by the Investment Company Act of 1940, as amended ("1940 Act"). At times, the Fund may be required to segregate or earmark certain assets determined to be liquid by the investment adviser (generally, short-term investment grade fixed income securities) to cover borrowings.

The investments and strategies discussed above are those that the investment adviser will use under normal market conditions. The Fund also may use other strategies and engage in other investment practices, which are described in the Fund's Statement of Additional Information ("SAI").

In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in U.S. Government securities, money market funds, cash or cash equivalents. The investment adviser will determine when market conditions warrant temporary defensive measures. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy and may not achieve its investment objective.

RISKS

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's NAV, yield and total return. It is possible to lose money by investing in the Fund.

•  Cyber Security Risk: As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser and Fund may be susceptible to operational and information security risk. Cyber security failures or breaches of the Adviser and Fund’s other service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of the Fund's shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

7

•  Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and these issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those in developed markets. Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments may be more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of certain emerging market countries have expropriated substantial amounts of private property, and many claims of the property owners under such circumstances have never been fully settled. In the event of expropriation of private property, it is possible that an entire investment in an affected market could be lost. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

•  Foreign Securities Risk: Foreign (non-U.S.) securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies, due to less liquid securities and markets, and adverse economic, political, diplomatic, financial, and regulatory factors. For example, recent developments in certain Eurozone countries have caused the prices of securities to decline throughout the region. In addition, there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, making it more difficult for an account to buy and sell securities on those exchanges. Foreign governments also may impose limits on investment and repatriation and impose taxes. Income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, investor accounts also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. Settlement and clearance procedures in certain foreign markets differ significantly from those in the U.S. and may involve certain risks (such as delays on payment for or delivery of securities) not typically associated with the settlement of U.S. investments. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available concerning non-U.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking. Further, it is often more expensive to trade securities in foreign markets as commissions are generally higher than in the U.S., and foreign exchanges and investment professionals are subject to less governmental regulation than in the U.S. Any of these events could cause the value of the foreign securities in which the Fund invests in to decline.

•  Geographic Concentration Risk: From time to time, the Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund's investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

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•  Growth Style Risk: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the investment performance of a Fund using a growth stock strategy may suffer.

•  Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•  Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. Common and preferred stocks represent equity ownership in a company. The price of equity securities will fluctuate and can decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets, and reduce the value of a portfolio investing in equities. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Mid-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of large-cap companies and therefore may involve greater risk.

•  Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best- performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•  Non-Diversification Risk: The risk that since the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

•  Sector Risk: Although the Fund may not "concentrate" (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

Disclosure of Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund's SAI, which is available, free of charge, by calling Shareholder Services toll-free at (888) 678-6024 and on the Fund's website at www.polencapital.com. The SAI may also be viewed or downloaded, free of charge, from the EDGAR database on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

MORE INFORMATION ABOUT MANAGEMENT OF THE FUND

The Board of Trustees of the Trust supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

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INVESTMENT ADVISER

Polen Capital Management, LLC ("Polen Capital" or the "Adviser") is a registered investment adviser located at 1825 NW Corporate Blvd., Suite 300, Boca Raton, FL 33431. Polen Capital was founded in 1979 and, in addition to serving as the investment adviser to the Fund, provides portfolio management services to individuals, pension and profit sharing plans, other pooled investment vehicles, charitable organizations, state or municipal government agencies and other businesses. As of June 30, 2018, Polen Capital had approximately $20 billion in assets under management. Polen Capital, subject to the general oversight of the Trust's Board of Trustees, has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations. For its services as Adviser to the Fund, Polen Capital is entitled to receive an investment advisory fee of 0.85% of the average daily net assets of the Fund. After fee waivers and expense reimbursements, Polen Capital received an investment advisory fee for the fiscal year ended April 30, 2018 of 0.46%.

A discussion of the basis for the Board of Trustees' approval of the investment management agreement between Polen Capital and the Trust, on behalf of the Fund, is available in the Fund's semi-annual report to shareholders for the period ended October 31, 2017.

PORTFOLIO MANAGERS

Damon Ficklin, Portfolio Manager and Analyst, is co-portfolio manager for the Focus Growth Strategy, lead portfolio manager for the Global Growth strategy, and a member of the investment team at Polen Capital. Mr. Ficklin joined Polen Capital in 2003 and, with Mr. Mueller, is responsible for the day-to-day portfolio management and investment analysis for the Fund. Prior to joining Polen Capital, Mr. Ficklin spent one year as an equity analyst at Morningstar. Prior to that, he spent four years as a tax consultant at PricewaterhouseCoopers. Mr. Ficklin earned a B.S., magna cum laude, in Accounting from the University of South Florida, an M.S.A. from Appalachian State University, and an M.B.A. with high honors from The University of Chicago Booth School of Business.

Jeff Mueller, Portfolio Manager and Analyst, is co-portfolio manager of the Global Growth strategy and a member of the investment team at Polen Capital. Mr. Mueller joined Polen Capital in 2013 and, with Mr. Ficklin, is responsible for the day to day portfolio management and investment analysis for the Fund. Prior to joining Polen Capital, Mr. Mueller spent ten years in the U.S. Marine Corps. Mr. Mueller earned a B.A. in Communications and Business Administration from Trinity University and an M.B.A. with honors and distinction from Columbia Business School.

The Fund's SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of Fund shares.

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SHAREHOLDER INFORMATION

PRICING OF SHARES

The price of the Fund's shares is based on its NAV. The Fund values its assets, based on current market values when such values are available. The NAV per share of the Fund is calculated as follows:

The Fund's NAV per share is calculated once daily as of the close of regular trading on the Exchange (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.

The Fund's equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).

Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Valuation Committee. The Trust's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market- based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available.

Securities listed on a non-U.S exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

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The Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Fund prices its shares. Significant events may include: (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

PURCHASE OF SHARES

Share Classes

The Trust offers Investor Class shares and Institutional Class shares of the Fund. Each Class of shares has different expenses and distribution arrangements to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and expected length of your investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares. Investor Class shares are for individuals, corporate investors and retirement plans. Institutional Class shares are available to individuals who can meet the required investment minimum and corporations or other institutions such as trusts, endowments, foundations or broker-dealers purchasing for the accounts of others. If you purchase Institutional Class shares through a financial intermediary, you may be charged a transaction-based fee or other fee for the services of such organization.

Investor Class	Institutional Class
No initial sales charge	No initial sales charge

Higher annual expenses than Institutional Class shares due to distribution fee	Lower annual expenses than Investor Class shares due to no distribution fee

Shares representing interests in the Fund are offered on a continuous basis by the Fund's principal underwriter, Foreside Funds Distributors LLC (the "Underwriter"). Shares of the Fund do not charge any sales loads or deferred sales loads in connection with the purchase of shares. Shares of the Fund are offered only to residents of states in which the shares are registered or qualified. You can purchase Investor Class and Institutional Class shares of the Fund through certain financial intermediaries or directly through the transfer agent of the Fund, as discussed below. No share certificates are issued in connection with the purchase of Fund shares. The Fund reserves the right to waive the minimum initial investment requirement for any investor.

In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be redeemed by the Trust unless you make arrangements to (a) transfer your Fund’s shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under "To Open An Account." To open an account directly with the Fund, you must meet the minimum initial investment amount or, if available, exchange your shares for shares of another class in which you are eligible to invest.

In addition, the availability of certain classes of shares may be limited to certain intermediary platforms, which means that your eligibility to purchase a specific class of Fund shares may depend on whether your intermediary offers that class.

The Trust is not responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

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Investor Class Shares

Distribution Plan

The Board of Trustees, on behalf of the Fund's Investor Class shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of the Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Investor Class shares provides for payments of up to 0.25% of the average daily net assets of the Fund's Investor Class shares.

Institutional Class Shares

Sales of each Fund's Institutional Class shares are not subject to a Rule 12b-1 fee. Institutional Class shares are available to individuals who can meet the required investment minimum and corporations or other institutions such as trusts, endowments, foundations or broker dealer purchasing for the accounts of others. If you purchase Institutional Class shares through an institutional organization, you may be charged a transaction-based fee or other fee for the services of such organization.

TO OPEN AN ACCOUNT

By Mail

Complete the application and mail it to BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon Investment Servicing") at the address noted below, together with a check payable to the Fund. Please make sure your check is for at least $3,000 with respect to Investor Class shares ($2,000 if investing in an IRA) and at least $100,000 with respect to Institutional Class shares. Mail the application and your check to:

Regular Mail:

Polen Global Growth Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029

Overnight Mail:

Polen Global Growth Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
4400 Computer Drive
Westborough, MA 01581-1722
(888) 678-6024

The Fund will only accept checks drawn on U.S. currency on domestic banks. The Fund will not accept any of the following: cash or cash equivalents, money orders, traveler's checks, cashier's checks, bank checks, official checks and treasurer's checks, payable through checks, third party checks and third party transactions.

While the Fund does not generally accept foreign investors, it may in instances where either (i) an intermediary makes shares of the Fund available or (ii) the transfer agent, in the case of a direct to Fund subscription, has satisfied its internal procedures with respect to the establishment of foreign investor accounts. Please contact Shareholder Services toll-free at (888) 678-6024 for more information.

The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the application, you must supply your full name, date of birth, social security number, and permanent street address. Effective May 11, 2018, if you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. This information will assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

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By Wire

To make a same-day wire investment, call Shareholder Services toll-free at (888) 678-6024 before 4:00 p.m. Eastern time for current wire instructions. An account number will be assigned to you. Please make sure your wire is for at least $3,000 with respect to Investor Class shares ($2,000 if investing in an IRA) and at least $100,000 with respect to Institutional Class shares. Your wire must be received by the stock market close, typically 4:00 p.m. Eastern time, to receive that day's price per share. Your bank may charge a wire fee.

Individual Retirement Account Investments

You may invest in the Fund through the following individual retirement accounts:

•  Traditional Individual Retirement Accounts ("IRAs")

•  Spousal IRAs

•  Roth Individual Retirement Accounts ("Roth IRAs")

•  Simplified Employee Pension Plans ("SEP IRAs")

Additional Information

If you have questions regarding the purchase of Fund shares, call Shareholder Services toll-free at (888) 678-6024 before 4:00 p.m. Eastern time.

TO ADD TO AN ACCOUNT

By Mail

Fill out an investment slip from a previous confirmation and write your account number on your check. Please make sure that your check is payable to the Fund and that your additional investment is for at least $100 with respect to Investor Class shares. There is no minimum additional investment with respect to Institutional Class shares. Mail the slip and your check to:

Regular Mail:

Polen Global Growth Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029

Overnight Mail:

Polen Global Growth Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
4400 Computer Drive
Westborough, MA 01581-1722
(888) 678-6024

By Wire

Call Shareholder Services toll-free at (888) 678-6024 for current wire instructions. The wire must be received by the stock market close, typically 4:00 p.m. Eastern time, for same day processing. Your bank may charge a wire fee. Please make sure your wire is for at least $100 with respect to Investor Class shares. There is no minimum additional investment with respect to Institutional Class shares.

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Automatic Investment Plan

You may open an automatic investment plan account for Investor Class shares with a $2,000 initial purchase and a $100.00 monthly investment and for Institutional Class shares with a $100,000 initial purchase and no minimum monthly investment. If you have an existing account that does not include the automatic investment plan, you can contact the Fund toll-free at (888) 678-6024 to establish an automatic investment plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Fund. You may authorize the automatic withdrawal of funds from your bank account for a monthly minimum amount of $100.00. The Fund may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the "Automatic Investment Plan" section found on the application or contact the Fund's transfer agent toll-free at (888) 678-6024.

Automated Clearing House (ACH) Purchase

Current shareholders may purchase additional shares via Automated Clearing House ("ACH"). To have this option added to your account, please send a letter to the Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.

You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Fund may alter, modify or terminate this purchase option at any time.

Purchase Price

Purchase orders received by the Fund's transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading on the Exchange. Purchase orders received in good order after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day. "Good Order" means that the purchase request is complete and includes all accurate required information. Purchase requests not in good order may be rejected.

Financial Intermediaries

You may purchase shares of the Fund through a financial intermediary who may charge you a commission on your purchase, may charge additional fees, and may require different minimum investments or impose other limitations on buying and selling shares. "Financial intermediaries" include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries and any other firm having a selling, administration or similar agreement. The financial intermediary is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by the Fund when the financial intermediary accepts the order. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Fund. Customer orders are required to be priced at the Fund's NAV next computed after the authorized financial intermediary or its authorized representatives’ receipt of the order to buy or sell. Financial intermediaries may also designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Consult your investment representative for specific information.

It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be subject to involuntary redemption unless you make arrangements to (a) transfer your Fund shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under "To Open An Account."

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Networking and Sub-Transfer Agency Fees. The Fund may also directly enter into agreements with financial intermediaries pursuant to which it will pay the financial intermediary for services such as networking or sub-transfer agency, including the maintenance of "street name" or omnibus accounts and related sub-accounting, record-keeping and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 distribution or shareholder service fees the financial intermediary may also be receiving. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their own resources. These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Underwriter, the Adviser and their affiliates. The payments described above may differ and may vary from amounts paid to the Trust's transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Fund, the Adviser or their service providers to determine whether such intermediary is providing the services for which they are receiving such payments.

Additional Compensation to Financial Intermediaries. The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own resources, provide additional cash payments to financial intermediaries who sell shares of the Fund. These additional cash payments are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration and sub-transfer agency fees) payable to a financial intermediary which are disclosed elsewhere in this Prospectus. These additional cash payments are generally made to financial intermediaries that provide sub-accounting, sub-transfer agency, shareholder or administrative services or marketing support. Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Adviser or its affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of the Fund's shares in communications with a financial intermediaries' customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of the Fund's shares. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finders' fees or referral fees that vary depending on the dollar amount of shares sold.

The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and the Adviser or its affiliates may provide for increased rates of compensation as the dollar value of the Fund's shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend the Fund's shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. A financial intermediary and its sales representatives may have similar financial incentives to recommend a particular class of the Fund's shares over other classes of its shares. You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser.

Although the Fund may use financial firms that sell the Fund's shares to effect portfolio transactions for the Fund, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For more information about these additional cash payments made to financial intermediaries, please refer to the section entitled "Additional Compensation to Financial Intermediaries" located in the SAI.

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Rights Reserved by the Fund

The Fund reserves the right to:

•  reject any purchase order;

•  suspend the offering of shares;

•  vary the initial and subsequent investment minimums;

•  waive the minimum investment requirement for any investor;

•  redeem accounts with balances below the minimum after 30 days' written notice;

•  redeem your shares in the event your financial intermediary’s relationship with the Trust is modified or terminated;

•  subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Trust; and

•  redeem your shares if you hold your shares through a financial intermediary and you propose to transfer your shares to another financial intermediary that does not have a relationship with the Trust.

The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Market Timing and Frequent Trading Policy

The Fund discourages frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position. The Fund is not designed to accommodate market timing or short-term trading. Frequent or excessive trades into or out of the Fund in an effort to anticipate changes in market prices of its investment portfolio is generally referred to as "market timing." Market timing can adversely impact the ability of the Adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in the Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using a line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the NAV of the Fund does not reflect the value of the underlying portfolio securities.

To deter market timing and to minimize harm to the Fund and its shareholders, the Fund (i) charges a redemption fee of 2.00% on shares redeemed within sixty (60) days of purchase, and (ii) reserves the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons the Fund believes are engaging in similar trading activity that, in the judgment of the Fund or the Adviser, may be disruptive to the Fund. The Fund will not be liable for any loss resulting from rejected purchase orders. No waivers of the provisions of this policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Fund and its shareholders or would subordinate the interests of the Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

The Fund's Chief Compliance Officer ("CCO") reviews on an as-needed basis, as determined by the CCO in coordination with the Adviser and other service providers, available information related to the trading activity in the Fund in order to assess the likelihood that the Fund may be the target of market timing or similar trading practices. If, in its judgment, the Fund or the Adviser detects excessive, short-term trading, the Fund may reject or restrict a purchase request and may further seek to close an investor's account with the Fund. The Fund may modify its procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Fund will apply its procedures in a manner that, in the Fund's judgment, will be uniform.

There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

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In order for a financial intermediary to purchase shares of the Fund for an "omnibus" account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide the Fund access, upon request, to information about underlying shareholder transaction activity in these accounts and the Shareholder’s Taxpayer Identification Number (or International Taxpayer Identification Number or other government issued identifier). If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an "omnibus" account, in nominee name or on behalf of another person. If necessary, the Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers' trading activities in the Fund. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Fund. If a financial intermediary fails to enforce the Fund's excessive trading policies, the Fund may take certain actions, including terminating the relationship.

REDEMPTION OF SHARES

You may "redeem" or sell your shares on any day the Exchange is open, either directly through the Fund's transfer agent, BNY Mellon Investment Servicing, or through your broker-dealer. The price you receive will be the NAV next calculated after receipt of the request in good order. "Good Order" means that the redemption request is complete and includes all accurate required information including any medallion signature guarantees, if necessary. The Fund charges a redemption fee of 2.00% on proceeds of shares redeemed within 60 days following their acquisition (see "Redemption Fee").

Redemption Fee

The Fund charges a redemption fee of 2.00% on proceeds of shares redeemed within 60 days following their acquisition. The redemption fee will be calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest will be treated as being redeemed first and the shares held shortest as being redeemed last. The fee will be paid directly to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. This redemption fee is not intended to accommodate short-term trading and the Fund will monitor the assessment of redemption fees against your account.

The 2.00% redemption fee will not be charged on the following transactions:

1.  Redemptions on shares held through retirement plans (including, without limitation, those maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Code, and nonqualified plans), unless the plan has the systematic capability of assessing the redemption fee at the participant or individual account level;

2.  Redemptions requested following (a) the death of a shareholder, or (b) the post-purchase "disability" or "hardship" (as such terms are defined by the Code or the rules and regulations thereunder) of the shareholder or as required by law (i.e. a divorce settlement) provided that such death, disability, hardship or other event (i.e., divorce settlement) occurs after the shareholder's account was established with the Fund;

3.  Redemptions initiated by the Fund (e.g., for failure to meet account minimums, to pay account fees funded by share redemptions, in the event of the liquidation of the Fund , if your financial intermediary modifies or terminates its relationship with the Fund);

4.  Shares acquired through the reinvestment of distributions (dividends and capital gains);

5.  Redemptions in omnibus accounts where redemptions cannot be tracked to the individual shareholder;

6.  Redemptions by certain funds of funds and in connection with certain comprehensive fee programs, such as wrap fee accounts and automated rebalancing or asset allocation programs offered by financial intermediaries; and

7.  Redemptions for systematic withdrawal plans.

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Redemption Policies

Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when: (1) trading on the Exchange is restricted or the Exchange is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Fund's shareholders or (3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. The Fund will automatically redeem shares if a purchase check is returned for insufficient funds and the shareholder's account will be charged for any loss. The Fund generally pays redemption proceeds in cash, however, the Trust reserves the right to make a "redemption in kind" payment in portfolio securities rather than cash.

TO REDEEM FROM YOUR ACCOUNT

By Mail

To redeem your shares by mail:

•  Write a letter of instruction that includes: the name of the Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

•  Include all signatures and any additional documents that may be required.

•  Mail your request to:

Regular Mail:

Polen Global Growth Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029

Overnight Mail:

Polen Global Growth Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
4400 Computer Drive
Westborough, MA 01581-1722
(888) 678-6024

•  A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days.

•  The Fund may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.

•  The Fund requires a medallion signature guarantee if the written redemption exceeds $100,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record.

By Telephone

To redeem your shares by telephone, call Shareholder Services toll-free at (888) 678-6024. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the pre-designated bank account on the fund account. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent medallion signature guaranteed request in writing to add this service to your account. The Fund and BNY Mellon Investment Servicing reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. BNY Mellon Investment Servicing has established security procedures to prevent unauthorized account access. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Fund or BNY Mellon Investment Servicing.

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By Wire

In the case of redemption proceeds that are wired to a bank, the Fund transmits the payment only on days that commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Fund and BNY Mellon Investment Servicing will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Fund reserves the right to refuse a wire redemption if it believes that it is advisable to do so. You may also have your redemption proceeds sent to your bank via ACH. BNY Mellon Investment Servicing does not charge for this service, however please allow 2 to 3 business days for the transfer of money to reach your banking institution.

Systematic Withdrawal Plan

Once you have established an account with $10,000 or more, you may automatically receive funds from your account on a monthly, quarterly or semi-annual basis (minimum withdrawal of $100). Call Shareholder Services toll-free at (888) 678-6024 to request a form to start the Systematic Withdrawal Plan.

Selling Recently Purchased Shares

If you wish to sell shares that were recently purchased by check, the Fund may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. The Fund reserves the right to reject any redemption request for shares recently purchased by check that has not cleared, and the Fund may require that a subsequent request be submitted. The Fund charges a redemption fee of 2.00% on proceeds of shares redeemed within 60 days following their acquisition (see "Redemption of Shares — Redemption Fee").

Late Trading

Late trading is the practice of buying or selling Fund shares at the closing price after the Fund's NAV has been set for the day. Federal securities laws governing mutual funds prohibit late trading. The Fund has adopted trading policies designed to comply with requirements of the federal securities laws.

TRANSACTION POLICIES

Timing of Purchase or Sale Requests

All requests received in good order by BNY Mellon Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day's NAV. Such orders received after the close of regular trading of the Exchange will be executed the following day, at that day's NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the Exchange is open for trading. If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.

New York Stock Exchange Closings

The Exchange is typically closed for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Investments through Financial Intermediaries/Nominees

If you invest through a financial intermediary or nominee, such as a broker-dealer or financial adviser (rather than directly through the Fund), certain policies and fees regarding your investment in the Fund may be different than those described in this Prospectus. In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be subject to involuntary redemption unless you make arrangements to (a) transfer your Fund shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under "To Open An Account." Financial intermediaries and nominees may charge transaction fees, may charge you a commission on your purchase, and may set different minimum investments or limitations or procedures on buying or selling shares; however, in the event that your financial intermediary modifies or terminates its relationship with the Trust and you chose to open an account directly with the Fund, you must meet the minimum initial investment amount or, if available, exchange your shares for shares of another class in which you are eligible to invest. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or, if applicable, a broker's designee receives the order. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Fund. You will not be charged any additional fees by the Fund (other than those described in this Prospectus) if you purchase or redeem shares directly through the Fund.

20

Contact your financial intermediary for specific information regarding the availability and suitability of various account options described throughout this Prospectus. Contact your financial intermediary for specific information with respect to the financial intermediary’s policies regarding minimum purchase and minimum balance requirements and involuntary redemption, which may differ from what is described throughout this Prospectus.

Account Minimum

You must keep at least $2,000 worth of Investor Class and Institutional Class shares in your account to keep the account open. If, after giving you 30 days' prior written notice, your account value is still below $2,000 due to your redemptions (not including market fluctuations), the Fund may redeem your shares and send you a check for the redemption proceeds.

Medallion Signature Guarantees

The Fund may require additional documentation for the redemption of corporate, partnership or fiduciary accounts, or medallion signature guarantees for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the written redemption exceeds $100,000, the address of record has changed within the past 30 days, or the proceeds are to be paid to a person other than the account owner of record. When the Fund requires a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The Fund recognizes the following medallion programs: (i) Securities Transfer Agents Medallion Program (STAMP), (ii) Stock Exchanges Medallion Program (SEMP) and (iii) New York Stock Exchange, Inc., Medallion Signature Program (MSP). Signature guarantees from a financial institution that does not participate in one of these programs will not be accepted. Please call Shareholder Services toll-free at (888) 678-6024 for further information on obtaining a proper signature guarantee.

Customer Identification Program

Federal law requires the Fund to obtain, verify and record identifying information, which includes the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Fund. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, will not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Fund reserves the right to: (a) place limits on transactions in any account until the identity of the investor is verified; or (b) refuse an investment in the Fund or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. The Fund and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

Other Documents

Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, please call Shareholder Services toll-free at (888) 678-6024.

21

EXCHANGING INTO OTHER SHARE CLASSES

You may transfer your shares into another class of shares of this Fund if you meet the eligibility requirements for the class into which you would like to transfer. If you purchased your shares from the Fund directly, call the transfer agent toll-free at (888) 678-6024 for information on exchanging shares into another class of the Fund. If you purchased your shares through a financial intermediary, you should contact such financial intermediary for information on exchanging shares into another class of the Fund. Transfers between classes of a single Fund are generally not considered a taxable transaction. This exchange privilege may be modified or terminated upon sixty (60) days' written notice to shareholders.

SHAREHOLDER SERVICES

Your Account

If you have questions about your account, including purchases, redemptions and distributions, call Shareholder Services toll-free at (888) 678-6024 from Monday through Friday, 8:00 a.m. to 6:00 p.m., Eastern time.

Account Statements

The Fund currently provides the following account information:

•  confirmation statements after transactions (except for certain automatic transactions, such as those related to automatic investment plan purchases or dividend reinvestments);

•  account statements reflecting transactions made during the covered period (generally, monthly for Institutional Class shares, and quarterly or annually for Investor Class shares);

•  tax information, which will be mailed each year by the Internal Revenue Service (the "IRS") deadline, a copy of which will also be filed with the IRS, if necessary.

Financial statements with a summary of portfolio composition and performance will be available at least twice a year.

The Fund routinely provides the above shareholder services, but may charge additional fees for special services such as requests for historical transcripts of accounts.

With the exception of statutorily required items, the Fund may change any of the above practices without notice.

Delivery of Shareholder Documents

To reduce expenses, the Fund mails only one copy of its Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call Shareholder Services toll-free at (888) 678-6024 or, if your shares are held through a financial institution, please contact the financial institution directly. The Fund will begin sending you individual copies within 30 days after receiving your request.

DISTRIBUTIONS

Distributions of net investment income and net capital gain, if any, are declared and paid annually to you. The amount of any distribution will vary and there is no guarantee that the Fund will distribute either investment income or capital gains.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued. If you invest in the Fund shortly before the ex-dividend date of a taxable distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

22

MORE INFORMATION ABOUT TAXES

The tax information in this Prospectus is provided only for general information purposes and only for U.S. taxpayers and should not be considered as tax advice or relied on by a shareholder or prospective investor.

General. The Fund intends to qualify annually to be treated as a regulated investment company (a "RIC") under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax on the earnings it distributes to shareholders provided it satisfies certain requirements and restrictions set forth in the Code one of which is to distribute to its shareholders substantially all of its income and gains each year. If for any taxable year the Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and will be subject to tax at the flat corporate tax rates then in effect; and (2) all distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the dividends-received deduction for corporate shareholders and the non-corporate shareholder long-term capital gain rate for "qualified dividend income" and ordinary rates for all other distributions, except for those treated as a return of capital or substitute dividends with respect to dividends paid on securities lent out by the Fund. In addition, dividends paid on securities lent out by the Fund may not qualify for the dividends received deduction.

Distributions. The Fund will make distributions to you that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions are taxable whether you reinvest such distributions in additional shares of the Fund or choose to receive cash.

Unless you are investing through a tax-deferred retirement account (such as a 401(k) or an IRA), you should consider avoiding a purchase of Fund shares shortly before the Fund makes a distribution, because making such a purchase can increase your taxes and the cost of the shares. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received — even if you reinvest it in more shares and have to pay the tax due on the dividend without receiving any cash to pay the taxes. To avoid "buying a dividend," check the Fund's distribution schedule before you invest.

Ordinary Income. Net investment income (except for qualified dividends and income designated as tax-exempt), distributions of income from securities lending, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non-corporate shareholders and designated by the Fund as "qualified dividend income" are eligible for the long-term capital gains tax rates. Short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains (based on the Fund's holding period) for federal income tax purposes regardless of how long you have held your Fund shares.

Sale of Shares. It is a taxable event for you if you sell shares of the Fund. Depending on the purchase price and the sale price of the shares you sell, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you held the shares of the Fund as a capital asset. The capital gain will be long-term or short-term depending on how long you have held your shares in the Fund. Sales of shares of the Fund that you have held for twelve months or less will be a short-term capital gain or loss and if held for more than twelve months will constitute a long-term capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of tax-exempt interest dividends, if any, received by the shareholder with respect to such shares.

23

Returns of Capital. If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable to the extent of each shareholder's basis in the Fund's shares, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Medicare Contribution Tax. Under current law, U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly and $125,000 if married and filing separately) will be subject to a 3.8% Medicare contribution tax on net investment income including interest (excluding tax-exempt interest), dividends, and capital gains. If applicable, the tax will be imposed on the lesser of the individual's (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly and $125,000 if married and filing separately).

IRAs and Other Tax-Qualified Plans. One major exception to these tax principles is that a distribution on or the sale or exchange of shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless the shares were acquired with borrowed funds.

Backup Withholding. The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 24%.

State and Local Income Taxes. This Prospectus does not discuss the state and local tax consequences of an investment in the Fund. You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.

Non-U.S. Shareholders. Non-U.S. shareholders may be subject to U.S. tax as a result of an investment in the Fund. The Fund is required to withhold 30% tax on certain payments made to foreign entities that do not qualify for reduced withholding rates under a treaty and do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in the Fund. Accordingly, non-U.S. shareholders are urged and advised to consult their own tax advisers as to the U.S. and foreign country tax consequences of an investment in the Fund.

Basis Reporting and Holding Periods. A shareholder is responsible for tracking the tax basis and holding periods of the shareholder's shares in the Fund for federal income tax purposes. However, RICs, such as the Fund, must report cost basis information to you and the Internal Revenue Service when a shareholder sells or exchanges shares that are not in a tax deferred retirement account. The Fund will permit shareholders to elect from among several IRS accepted cost basis methods.

Statements and Notices. You will receive an annual statement outlining the tax status of your distributions. You may also receive written notices of certain foreign taxes and distributions paid by the Fund during the prior taxable year.

This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding these considerations is included in the Fund's SAI. You are urged and advised to consult your own tax adviser regarding the effects of an investment in the Fund on your tax situation.

24

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for Institutional Class and Investor Class shares through April 30, 2018. Certain information reflects financial results for a single Fund share. The total investment return in the table represents the rate at which an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report. The Fund's 2018 Annual Report is incorporated by reference into the Fund's SAI and is available upon request by calling toll-free at (888) 678-6024 or visiting the website www.polencapital.com.

	Investor Class
	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017	For the Period July 6, 2015* to April 30, 2016
Per Share Operating Performance
Net asset value, beginning of period	$12.23	$10.64	$10.32
Net investment loss[1]	(0.06)	(0.05)	— [2]
Net realized and unrealized gain on investments	2.45	1.65	0.32
Net increase in net assets resulting from operations	2.39	1.60	0.32
Dividends and distributions to shareholders from:
Net investment income	—	—	— [2]
Net realized capital gains	—	(0.01)	—
Total dividends and distributions to shareholders	—	(0.01)	—
Redemption fees	— [2]	— [2]	— [2]
Net asset value, end of period	$14.62	$12.23	$10.64
Total investment return[3]	19.54%	15.00%	3.13%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,094	$996	$523
Ratio of expenses to average net assets	1.35%	1.35%	1.35%[4]
Ratio of expenses to average net assets without waivers and expense reimbursements[5]	1.71%	2.61%	3.51%[4]
Ratio of net investment loss to average net assets	(0.43)%	(0.43)%	(0.06)%[4]
Portfolio turnover rate	14.39%	12.13%	6.99%[6]

*  Commencement of operations.

1  The selected per share data was calculated using the average shares outstanding method for the year.

2  Amount is less than $0.005 per share.

3  Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

4  Annualized.

5  During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated.

6  Reflects portfolio turnover for the Fund for the year ended April 30, 2016.

25

	Institutional Class
	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Period December 30, 2014* to April 30, 2015
Per Share Operating Performance
Net asset value, beginning of period	$12.29	$10.67	$10.29	$10.00
Net investment income/(loss)[1]	(0.03)	(0.02)	— [2]	0.02
Net realized and unrealized gain on investments	2.48	1.65	0.39	0.27
Net increase in net assets resulting from operations	2.45	1.63	0.39	0.29
Dividends and distributions to shareholders from:
Net investment income	—	—	(0.01)	—
Net realized capital gains	—	(0.01)	—	—
Total dividends and distributions to shareholders	—	(0. 01)	(0.01)	—
Redemption fees	— [2]	— [2]	— [2]	—
Net asset value, end of period	$14.74	$12.29	$10.67	$10.29
Total investment return[3]	19.94	15.24%	3.78%	2.90%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$30,702	$18,618	$13,483	$3,076
Ratio of expenses to average net assets	1.10%	1.10%	1.10%	1.10%[4]
Ratio of expenses to average net assets without waivers and expense reimbursements[5]	1.50%	2.40%	3.63%	9.78%[4]
Ratio of net investment income/(loss) to average net assets	(0.18)%	(0.18)%	(0.01)%	0.47%[4]
Portfolio turnover rate	14.39%	12.13%	6.99%	—

*  Commencement of operations.

1  The selected per share data was calculated using the average shares outstanding method for the year.

2  Amount is less than $0.005 per share.

3  Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

4  Annualized.

5  During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated.

26

POLEN GLOBAL GROWTH FUND

of

FundVantage Trust

(888) 678-6024

FOR MORE INFORMATION

For additional information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports

These reports contain additional information about the Fund's investments including performance data, information on the Fund's portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's annual and semi-annual reports are available, free of charge, by calling Shareholder Services toll-free at (888) 678-6024 or on the Fund's website at www.polencapital.com.

Statement of Additional Information (SAI)

The SAI provides additional technical and legal descriptions of the Fund's policies, investment restrictions, risks and business structure, including a description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities holdings. The information in the SAI, as supplemented from time to time, is incorporated into this Prospectus by this reference. This means that the SAI, for legal purposes, is part of this Prospectus. The SAI is available, free of charge, by calling Shareholder Services toll-free at (888) 678-6024 or on the Fund's website at www.polencapital.com.

Shareholder Inquiries

Copies of these documents and answers to questions about the Fund, including information on how to purchase or redeem Fund shares, may be obtained free of charge by contacting:

Polen Global Growth Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029
(888) 678-6024
8:00 a.m. to 6:00 p.m. Eastern time

Securities and Exchange Commission

Reports and information about the Fund (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC's website at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or, by writing the Public Reference Room of the SEC, Washington, D.C., 20549-1520. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

The investment company registration number is 811-22027	STPOLGG-0918

POLEN U.S. SMALL COMPANY GROWTH FUND

Investor Class PBSRX	Institutional Class PBSIX

of

FundVantage Trust

PROSPECTUS

September 1, 2018

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FUND SUMMARY

POLEN U.S. SMALL COMPANY GROWTH FUND

Investment Objective

Polen U.S. Small Company Growth Fund (the “Fund") seeks to achieve long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

	Investor Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25%	None
Other Expenses[1]	6.51%	6.51%
Total Annual Fund Operating Expenses[2]	7.76%	7.51%
Fee Waiver and/or Expense Reimbursement[2]	(6.26)%	(6.26)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.50%	1.25%

1  “Other Expenses” are based on estimated amounts for the current fiscal year.

2  Polen Capital Management, LLC ("Polen Capital" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, "Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.25% (on an annual basis) with respect to the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2019 unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund's expenses are below the Expense Limitation.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1

	1 Year	3 Years	5 Years	10 Years
Investor Class	$153	$1,715	$3,192	$6,543
Institutional Class	$127	$1,647	$3,091	$6,396

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. For the period from November 1, 2017 (commencement of operations) until April 30, 2018 the Fund’s portfolio turnover rate was 8.39% (not annualized) of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund typically invests in a focused portfolio of common stocks of small companies and, under normal circumstances, the Fund invests at least 80% of its net assets in securities of U.S. issuers that are small companies. This 80% policy to invest in small companies may be changed by the Board of Trustees without shareholder approval upon 60 days’ notice to shareholders. The Adviser considers small companies for this purpose to be those companies that, at the time of purchase, are generally within the range of the market capitalizations of companies in the Russell 2000® Index and the S&P SmallCap 600® Index on a rolling three-year basis. This policy does not require the Fund to sell the security of a small company if such company’s market capitalization moves outside the range of the market capitalizations of companies in the Russell 2000® Index and the S&P SmallCap 600® Index on a rolling three-year basis; however, additional purchases of such security will be subject to the 20% limitation for securities outside of the Fund’s small company portfolio. As of May 31, 2018, the weighted average market capitalization of the Fund’s holdings was approximately $4 billion.

The Adviser uses an intensive fundamental research process to identify companies that it believes have certain attractive characteristics, which typically reflect of an underlying competitive advantage. Those characteristics associated with the Fund’s growth style of investing include: (i) consistent and sustainable high return on capital, (ii) strong earnings growth and free cash flow generation, (iii) strong balance sheets typically with low or no net debt to total capital and (iv) competent and shareholder-oriented management teams. The Fund invests in companies that the Adviser believes have a sustainable competitive advantage within an industry with high barriers to entry. The Adviser believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital.

The Adviser believes that consistent earnings growth is the primary driver of long-term stock price appreciation. Accordingly, the Adviser focuses its efforts on identifying and investing in a concentrated portfolio of high-quality small capitalization growth companies that, in the Adviser's opinion, are able to deliver sustainable above average earnings growth driven by a sustainable competitive advantage.

The Fund is non-diversified, which means that a significant portion of the Fund's assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not "concentrate" (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

The Fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company's competitive advantage or a degradation in its prospects for strong, long-term earnings growth. The Adviser may also sell a security if it is deemed to be overvalued or if a more attractive investment opportunity exists. Although the Adviser may purchase and then sell a security in a shorter period of time, the Adviser typically invests in securities with the expectation of holding those investments on a long term basis.

2

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

•  Cyber Security Risk: As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser and Fund may be susceptible to operational and information security risk. Cyber security failures or breaches of the Adviser or the Fund’s other service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of the Fund's shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

•  Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

•  Growth Style Risk: Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

•  Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations.

•  Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•  Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•  Non-Diversification Risk: The risk that since the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

•  Sector Risk: Although the Fund may not "concentrate" (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

•  Small-Cap Risk: The risk that securities of small-capitalization companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies. Generally the smaller the company size, the greater the risk. Small-capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.

• Tax Legislation Risk:  On December 22, 2017, new tax legislation was enacted which includes changes to tax rates, restrictions on miscellaneous itemized deductions, changes to the dividends received deduction, restrictions on the deductibility of interest, and changes to the taxation of the international operations of domestic businesses. Certain changes have sunset provisions, which are important to note. Because the tax legislation is newly enacted and additional guidance is forthcoming, there is uncertainty in how the newly enacted tax legislation will affect the Fund’s investments, as such impact may be adverse. Shareholders are urged and advised to consult their own tax advisor with respect to the impact of this legislation.

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 Performance Information

The Fund's performance information is only shown in the Fund summary when the Fund has had a full calendar year of operations. Updated performance information is available by calling the Fund toll-free at (888) 678-6024. Updated performance information is available on the Fund’s website at www.polencapital.com or by calling the Fund toll-free at (888) 678-6024.

Management of the Fund

Investment Adviser

Polen Capital Management, LLC

Portfolio Managers

Tucker Walsh, Head of the Small Company Growth Team and Portfolio Manager, has served as portfolio manager for the Fund since its inception in 2017. He has been a member of Polen Capital’s Small Company Growth Team since joining the firm in 2017.

Rayna Lesser Hannaway, Portfolio Manager and Analyst, has served as co-portfolio manager for the Fund since 2018. She has been a member of Polen Capital’s Small Company Growth Team since joining the firm in 2017.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

Account Type	Minimum	Investor Class	Institutional Class
Regular Accounts	Initial Investment	$3,000	$100,000
	Additional Investments	$100	$0
Individual Retirement Accounts	Initial Investment	$2,000	$100,000
	Additional Investments	$100	$0
Automatic Investment Plan	Initial Investment	$2,000	$100,000
	Additional Investments	$100	$0

You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the "Exchange") is open and through the means described below.

Purchase or Redemption by Mail:

Regular Mail:

Polen U.S. Small Company Growth Fund

FundVantage Trust

c/o BNY Mellon Investment Servicing

P.O. Box 9829

Providence, RI 02940-8029

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Overnight Mail:

Polen U.S. Small Company Growth Fund

FundVantage Trust

c/o BNY Mellon Investment Servicing

4400 Computer Drive

Westborough, MA 01581-1722

(888) 678-6024

Purchase by Wire:

Please contact Fund shareholder services ("Shareholder Services") toll-free at (888) 678-6024 for current wire instructions.

Redemption by Telephone:

Please call Shareholder Services toll-free at (888) 678-6024.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Such distributions are not currently taxable when shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from any tax-deferred account in which the shares are held may be subject to federal income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and/or for related services to shareholders. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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MORE INFORMATION ABOUT THE FUND'S
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks to achieve long-term growth of capital. The Fund's investment objective may be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT STRATEGIES

The Fund's principal investment strategies are discussed in the "Fund Summary" section. Principal investment strategies are those that the Adviser will use on a day-to-day basis to achieve the Fund's investment objective. This section provides more information about these strategies, as well as information about some additional strategies that the Fund's Adviser uses, or may use, to achieve the Fund's objective. Additional information about these investment strategies and practices and related risks is also provided in the Fund's Statement of Additional Information ("SAI"). The Fund may also use strategies and invest in securities that are not described in this Prospectus, but that are described in the Fund's SAI. The investments and strategies discussed below are those that the Adviser will use under normal market conditions.

Under normal circumstances, the Fund invests at least 80% of its net assets, at the time of initial purchase, in securities of U.S. issuers that are small companies. This policy does not require the Fund to sell the security of a small company if such company’s market capitalization moves outside the range of the market capitalizations of companies in the Russell 2000® Index and the S&P SmallCap 600® Index on a rolling three-year basis; however, additional purchases of such security will be subject to the 20% limitation for securities outside of the Fund’s small company portfolio. This 80% policy may be changed by the Board of Trustees without shareholder approval upon 60 days notice to shareholders. A U.S. issuer means an issuer that (i) has their principal securities trading market in the United States; or (ii) is organized under the laws of, and has a principal office in, the United States at the time of purchase.

The Fund may borrow to the extent permitted by the Investment Company Act of 1940, as amended ("1940 Act"). At times, the Fund may be required to segregate or earmark certain assets determined to be liquid by the investment adviser (generally, short-term investment grade fixed income securities) to cover borrowings.

The investments and strategies discussed above are those that the investment adviser will use under normal market conditions. The Fund also may use other strategies and engage in other investment practices, which are described in the Fund's Statement of Additional Information ("SAI").

In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in U.S. Government securities, money market funds, cash or cash equivalents. The Adviser will determine when market conditions warrant temporary defensive measures. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy and may not achieve its investment objective.

RISKS

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's NAV, yield and total return. It is possible to lose money by investing in the Fund.

•  Cyber Security Risk: As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser and Fund may be susceptible to operational and information security risk. Cyber security failures or breaches of the Adviser and Fund’s other service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of the Fund’s shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

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•  Equity Securities Risk: Common and preferred stocks represent equity ownership in a company, Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•  Growth Style Risk: Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

•  Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations.

•  Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•  Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. Common and preferred stocks represent equity ownership in a company. The price of equity securities will fluctuate and can decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets, and reduce the value of a portfolio investing in equities. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Mid-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of large-cap companies and therefore may involve greater risk.

•  Non-Diversification Risk: The risk that since the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

•  Sector Risk: Although the Fund may not "concentrate" (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

•  Small-Cap Risk: The risk that securities of small-capitalization companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies. Generally the smaller the company size, the greater the risk. Small-capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.

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Disclosure of Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund's SAI, which is available, free of charge, by calling Shareholder Services toll-free at (888) 678-6024 and on the Fund's website at www.polencapital.com. The SAI may also be viewed or downloaded, free of charge, from the EDGAR database on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

MORE INFORMATION ABOUT MANAGEMENT OF THE FUND

The Board of Trustees of the Trust supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

Polen Capital Management, LLC ("Polen Capital" or the "Adviser") is a registered investment adviser located at 1825 NW Corporate Blvd., Suite 300, Boca Raton, FL 33431. Polen Capital was founded in 1979 and, in addition to serving as the investment adviser to the Fund, provides portfolio management services to individuals, pension and profit sharing plans, other pooled investment vehicles, charitable organizations, state or municipal government agencies and other businesses. As of June 30, 2018, Polen Capital had approximately $20 billion in assets under management. Polen Capital, subject to the general oversight of the Trust's Board of Trustees, has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations. The Fund has not had a full fiscal year of operations. The aggregate annual fee paid to the Adviser (as a percentage of average daily net assets) will be provided once the Fund has operated for a full fiscal year. For its services as Adviser to the Fund, Polen Capital is entitled to receive an investment advisory fee of 1.00% of the average daily net assets of the Fund.

A discussion of the basis for the Board of Trustees' approval of the investment management agreement between Polen Capital and the Trust, on behalf of the Fund, is available in the Fund's annual report to shareholders for the fiscal period ended April 30, 2018.

PORTFOLIO MANAGERS

Tucker Walsh, Head of the Small Company Growth Team and Portfolio Manager, is the lead portfolio manager for the U.S. Small Company Growth strategy and a member of the investment team at Polen Capital. He joined Polen Capital in 2017 after spending ten years as CEO and Head of Portfolio Management at Copper Rock Capital Partners and nine years as Managing Director and Head of the Small Cap Growth Team at State Street Research. He also spent seven years working in research for Cowen & Co., Merrill Lynch & Co., Cowen Asset Management and Chilton Investment Company. Mr. Walsh received a B.A. in Economics from Washington and Lee University.

Rayna Lesser Hannaway, CFA, Portfolio Manager and Analyst, is co-portfolio manager of the U.S. Small Company Growth strategy and a member of the investment team at Polen Capital. Ms. Lesser Hannaway joined Polen Capital in 2017. Prior to joining Polen Capital, she spent nine years in portfolio management and two years as a research analyst at Fidelity Investments in Boston evaluating small and mid-cap companies. She also spent nine years working in small cap research for Jennison Associates and Lord Abbett & Company. Ms. Lesser Hannaway received a B.A. in Economics from Barnard College, a division of Columbia University, where she graduated summa cum laude.

The Fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of Fund shares.

8

SHAREHOLDER INFORMATION

PRICING OF SHARES

The price of the Fund's shares is based on its NAV. The Fund values its assets, based on current market values when such values are available. The NAV per share of the Fund is calculated as follows:

The Fund's NAV per share is calculated once daily as of the close of regular trading on the Exchange (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.

The Fund's equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).

Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Valuation Committee. The Trust's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market- based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

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Securities listed on a non-U.S exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

PURCHASE OF SHARES

Share Classes

The Trust offers Investor Class shares and Institutional Class shares of the Fund. Each Class of shares has different expenses and distribution arrangements to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and expected length of your investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares. Investor Class shares are for individuals, corporate investors and retirement plans. Institutional Class shares are available to individuals who can meet the required investment minimum and corporations or other institutions such as trusts, endowments, foundations or broker-dealers purchasing for the accounts of others. If you purchase Institutional Class shares through a financial intermediary, you may be charged a transaction-based fee or other fee for the services of such organization.

Investor Class	Institutional Class
No initial sales charge	No initial sales charge

Higher annual expenses than Institutional Class shares due to distribution fee	Lower annual expenses than Investor Class shares due to no distribution fee

Shares representing interests in the Fund are offered on a continuous basis by the Fund's principal underwriter, Foreside Funds Distributors LLC (the "Underwriter"). Shares of the Fund do not charge any sales loads or deferred sales loads in connection with the purchase of shares. Shares of the Fund are offered only to residents of states in which the shares are registered or qualified. You can purchase Investor Class and Institutional Class shares of the Fund through certain financial intermediaries, who may charge you a commission, or directly through the transfer agent of the Fund, as discussed below. No share certificates are issued in connection with the purchase of Fund shares. The Fund reserves the right to waive the minimum initial investment requirement for any investor.

In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be redeemed by the Trust unless you make arrangements to (a) transfer your Fund’s shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under "To Open An Account." To open an account directly with the Fund, you must meet the minimum initial investment amount or, if available, exchange your shares for shares of another class in which you are eligible to invest.

In addition, the availability of certain classes of shares may be limited to certain intermediary platforms, which means that your eligibility to purchase a specific class of Fund shares may depend on whether your intermediary offers that class.

The Trust is not responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Investor Class Shares

Distribution Plan

The Board of Trustees, on behalf of the Fund's Investor Class shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of the Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Investor Class shares provides for payments of up to 0.25% of the average daily net assets of the Fund's Investor Class shares.

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Institutional Class Shares

Sales of each Fund's Institutional Class shares are not subject to a Rule 12b-1 fee. Institutional Class shares are available to individuals who can meet the required investment minimum and corporations or other institutions such as trusts, endowments, foundations or broker dealer purchasing for the accounts of others. If you purchase Institutional Class shares through an institutional organization, you may be charged a transaction-based fee or other fee for the services of such organization.

TO OPEN AN ACCOUNT

By Mail

Complete the application and mail it to BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon Investment Servicing") at the address noted below, together with a check payable to the Fund. Please make sure your check is for at least $3,000 with respect to Investor Class shares ($2,000 if investing in an IRA) and at least $100,000 with respect to Institutional Class shares. Mail the application and your check to:

Regular Mail:

Polen U.S. Small Company Growth Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029

Overnight Mail:

Polen U.S. Small Company Growth Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
4400 Computer Drive
Westborough, MA 01581-1722
(888) 678-6024

The Fund will only accept checks drawn on U.S. currency on domestic banks. The Fund will not accept any of the following: cash or cash equivalents, money orders, traveler's checks, cashier's checks, bank checks, official checks and treasurer's checks, payable through checks, third party checks and third party transactions.

While the Fund does not generally accept foreign investors, it may in instances where either (i) an intermediary makes shares of the Fund available or (ii) the transfer agent, in the case of a direct to Fund subscription, has satisfied its internal procedures with respect to the establishment of foreign investor accounts. Please contact Shareholder Services toll-free at (888) 678-6024 for more information.

The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the application, you must supply your full name, date of birth, social security number, and permanent street address. Effective May 11, 2018, if you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. This information will assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

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By Wire

To make a same-day wire investment, call Shareholder Services toll-free at (888) 678-6024 before 4:00 p.m. Eastern time for current wire instructions. An account number will be assigned to you. Please make sure your wire is for at least $3,000 with respect to Investor Class shares ($2,000 if investing in an IRA) and at least $100,000 with respect to Institutional Class shares. Your wire must be received by the stock market close, typically 4:00 p.m. Eastern time, to receive that day's price per share. Your bank may charge a wire fee.

Individual Retirement Account Investments

You may invest in the Fund through the following individual retirement accounts:

•  Traditional Individual Retirement Accounts ("IRAs")

•  Spousal IRAs

•  Roth Individual Retirement Accounts ("Roth IRAs")

•  Simplified Employee Pension Plans ("SEP IRAs")

Additional Information

If you have questions regarding the purchase of Fund shares, call Shareholder Services toll-free at (888) 678-6024 before 4:00 p.m. Eastern time.

TO ADD TO AN ACCOUNT

By Mail

Fill out an investment slip from a previous confirmation and write your account number on your check. Please make sure that your check is payable to the Fund and that your additional investment is for at least $100 with respect to Investor Class shares. There is no minimum additional investment with respect to Institutional Class shares. Mail the slip and your check to:

Regular Mail:

Polen U.S. Small Company Growth Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029

Overnight Mail:

Polen U.S. Small Company Growth Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
4400 Computer Drive
Westborough, MA 01581-1722
(888) 678-6024

By Wire

Call Shareholder Services toll-free at (888) 678-6024 for current wire instructions. The wire must be received by the stock market close, typically 4:00 p.m. Eastern time, for same day processing. Your bank may charge a wire fee. Please make sure your wire is for at least $100 with respect to Investor Class shares. There is no minimum additional investment with respect to Institutional Class shares.

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Automatic Investment Plan

You may open an automatic investment plan account for Investor Class shares with a $2,000 initial purchase and a $100.00 monthly investment and for Institutional Class shares with a $100,000 initial purchase and no minimum monthly investment. If you have an existing account that does not include the automatic investment plan, you can contact the Fund at toll-free (888) 678-6024 to establish an automatic investment plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Fund. You may authorize the automatic withdrawal of funds from your bank account for a monthly minimum amount of $100.00. The Fund may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the "Automatic Investment Plan" section found on the application or contact the Fund's transfer agent toll-free at (888) 678-6024.

Automated Clearing House (ACH) Purchase

Current shareholders may purchase additional shares via Automated Clearing House ("ACH"). To have this option added to your account, please send a letter to the Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.

You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Fund may alter, modify or terminate this purchase option at any time.

Purchase Price

Purchase orders received in good order by the Fund's transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading on the Exchange. Purchase orders received in good order after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day. "Good Order" means that the purchase request is complete and includes all accurate required information. Purchase requests not in good order may be rejected.

Financial Intermediaries

You may purchase shares of the Fund through a financial intermediary who may charge you a commission and additional fees on your purchase and may require different minimum investments or impose other limitations on buying and selling shares. "Financial intermediaries" include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries and any other firm having a selling, administration or similar agreement. The financial intermediary is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by the Fund when the financial intermediary accepts the order. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Fund. Customer orders are required to be priced at the Fund's NAV next computed after the authorized financial intermediary or its authorized representatives’ receipt of the order to buy or sell. Financial intermediaries may also designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Consult your investment representative for specific information.

It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be subject to involuntary redemption unless you make arrangements to (a) transfer your Fund shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under "To Open An Account."

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Networking and Sub-Transfer Agency Fees. The Fund may also directly enter into agreements with financial intermediaries pursuant to which it will pay the financial intermediary for services such as networking or sub-transfer agency, including the maintenance of "street name" or omnibus accounts and related sub-accounting, record-keeping and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 distribution or shareholder service fees the financial intermediary may also be receiving. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their own resources. These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Underwriter, the Adviser and their affiliates. The payments described above may differ and may vary from amounts paid to the Trust's transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Fund, the Adviser or their service providers to determine whether such intermediary is providing the services for which they are receiving such payments.

Additional Compensation to Financial Intermediaries. The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own resources, provide additional cash payments to financial intermediaries who sell shares of the Fund. These additional cash payments are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration and sub-transfer agency fees) payable to a financial intermediary which are disclosed elsewhere in this Prospectus. These additional cash payments are generally made to financial intermediaries that provide sub-accounting, sub-transfer agency, shareholder or administrative services or marketing support. Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Adviser or its affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of the Fund's shares in communications with a financial intermediaries' customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of the Fund's shares. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finders' fees or referral fees that vary depending on the dollar amount of shares sold.

The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and the Adviser or its affiliates may provide for increased rates of compensation as the dollar value of the Fund's shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend the Fund's shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. A financial intermediary and its sales representatives may have similar financial incentives to recommend a particular class of the Fund's shares over other classes of its shares. You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser.

Although the Fund may use financial firms that sell the Fund's shares to effect portfolio transactions for the Fund, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For more information about these additional cash payments made to financial intermediaries, please refer to the section entitled "Additional Compensation to Financial Intermediaries" located in the SAI.

Rights Reserved by the Fund

The Fund reserves the right to:

•  reject any purchase order;

•  suspend the offering of shares;

•  vary the initial and subsequent investment minimums;

•  waive the minimum investment requirement for any investor;

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•  redeem accounts with balances below the minimum after 30 days' written notice;

•  redeem your shares in the event your financial intermediary’s relationship with the Trust is modified or terminated;

•  subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Trust; and

•  redeem your shares if you hold your shares through a financial intermediary and you propose to transfer your shares to another financial intermediary that does not have a relationship with the Trust.

The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Market Timing and Frequent Trading Policy

The Fund discourages frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position. The Fund is not designed to accommodate market timing or short-term trading. Frequent or excessive trades into or out of the Fund in an effort to anticipate changes in market prices of its investment portfolio is generally referred to as "market timing." Market timing can adversely impact the ability of the Adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in the Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using a line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the NAV of the Fund does not reflect the value of the underlying portfolio securities.

To deter market timing and to minimize harm to the Fund and its shareholders, the Fund (i) charges a redemption fee of 2.00% on shares redeemed within sixty (60) days of purchase, and (ii) reserves the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons the Fund believes are engaging in similar trading activity that, in the judgment of the Fund or the Adviser, may be disruptive to the Fund. The Fund will not be liable for any loss resulting from rejected purchase orders. No waivers of the provisions of this policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Fund and its shareholders or would subordinate the interests of the Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

The Fund's Chief Compliance Officer ("CCO") reviews on an as-needed basis, as determined by the CCO in coordination with the Adviser and other service providers, available information related to the trading activity in the Fund in order to assess the likelihood that the Fund may be the target of market timing or similar trading practices. If, in its judgment, the Fund or the Adviser detects excessive, short-term trading, the Fund may reject or restrict a purchase request and may further seek to close an investor's account with the Fund. The Fund may modify its procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Fund will apply its procedures in a manner that, in the Fund's judgment, will be uniform.

There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

In order for a financial intermediary to purchase shares of the Fund for an "omnibus" account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide the Fund access, upon request, to information about underlying shareholder transaction activity in these accounts and the shareholder’s Taxpayer Identification Number (or International Taxpayer Identification Number or other government issued identifier). If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an "omnibus" account, in nominee name or on behalf of another person. If necessary, the Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers' trading activities in the Fund. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Fund. If a financial intermediary fails to enforce the Fund's excessive trading policies, the Fund may take certain actions, including terminating the relationship.

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REDEMPTION OF SHARES

You may "redeem" or sell your shares on any day the Exchange is open, either directly through the Fund's transfer agent, BNY Mellon Investment Servicing, or through your broker-dealer. The price you receive will be the NAV next calculated after receipt of the request in good order. "Good Order" means that the redemption request is complete and includes all accurate required information including any medallion signature guarantees, if necessary. The Fund charges a redemption fee of 2.00% on proceeds of shares redeemed within 60 days following their acquisition (see "Redemption Fee").

Redemption Fee

The Fund charges a redemption fee of 2.00% on proceeds of shares redeemed within 60 days following their acquisition. The redemption fee will be calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest will be treated as being redeemed first and the shares held shortest as being redeemed last. The fee will be paid directly to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. This redemption fee is not intended to accommodate short-term trading and the Fund will monitor the assessment of redemption fees against your account.

The 2.00% redemption fee will not be charged on the following transactions:

1.  Redemptions on shares held through retirement plans (including, without limitation, those maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Code, and nonqualified plans), unless the plan has the systematic capability of assessing the redemption fee at the participant or individual account level;

2.  Redemptions requested following (a) the death of a shareholder, or (b) the post-purchase "disability" or "hardship" (as such terms are defined by the Code or the rules and regulations thereunder) of the shareholder or as required by law (i.e. a divorce settlement) provided that such death, disability, hardship or other event (i.e., divorce settlement) occurs after the shareholder's account was established with the Fund;

3.  Redemptions initiated by the Fund (e.g., for failure to meet account minimums, to pay account fees funded by share redemptions, in the event of the liquidation of the Fund, if your financial intermediary modifies or terminates its relationship with the Fund);

4.  Shares acquired through the reinvestment of distributions (dividends and capital gains);

5.  Redemptions in omnibus accounts where redemptions cannot be tracked to the individual shareholder;

6.  Redemptions by certain funds of funds and in connection with certain comprehensive fee programs, such as wrap fee accounts and automated rebalancing or asset allocation programs offered by financial intermediaries; and

7.  Redemptions for systematic withdrawal plans.

Redemption Policies

Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when: (1) trading on the Exchange is restricted or the Exchange is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Fund's shareholders or (3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. The Fund will automatically redeem shares if a purchase check is returned for insufficient funds and the shareholder's account will be charged for any loss. The Fund generally pays redemption proceeds in cash, however, the Trust reserves the right to make a "redemption in kind" payment in portfolio securities rather than cash.

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TO REDEEM FROM YOUR ACCOUNT

By Mail

To redeem your shares by mail:

•  Write a letter of instruction that includes: the name of the Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

•  Include all signatures and any additional documents that may be required.

•  Mail your request to:

Regular Mail:

Polen U.S. Small Company Growth Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029

Overnight Mail:

Polen U.S. Small Company Growth Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
4400 Computer Drive
Westborough, MA 01581-1722
(888) 678-6024

•  A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days.

•  The Fund may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.

•  The Fund requires a medallion signature guarantee if the written redemption exceeds $100,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record.

By Telephone

To redeem your shares by telephone, call Shareholder Services toll-free at (888) 678-6024. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the pre-designated bank account on the fund account. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent medallion signature guaranteed request in writing to add this service to your account. The Fund and BNY Mellon Investment Servicing reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. BNY Mellon Investment Servicing has established security procedures to prevent unauthorized account access. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Fund or BNY Mellon Investment Servicing.

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By Wire

In the case of redemption proceeds that are wired to a bank, the Fund transmits the payment only on days that commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Fund and BNY Mellon Investment Servicing will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Fund reserves the right to refuse a wire redemption if it believes that it is advisable to do so. You may also have your redemption proceeds sent to your bank via ACH. BNY Mellon Investment Servicing does not charge for this service, however please allow 2 to 3 business days for the transfer of money to reach your banking institution.

Systematic Withdrawal Plan

Once you have established an account with $10,000 or more, you may automatically receive funds from your account on a monthly, quarterly or semi-annual basis (minimum withdrawal of $100). Call Shareholder Services toll-free at (888) 678-6024 to request a form to start the Systematic Withdrawal Plan.

Selling Recently Purchased Shares

If you wish to sell shares that were recently purchased by check, the Fund may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. The Fund reserves the right to reject any redemption request for shares recently purchased by check that has not cleared, and the Fund may require that a subsequent request be submitted. The Fund charges a redemption fee of 2.00% on proceeds of shares redeemed within 60 days following their acquisition (see "Redemption of Shares — Redemption Fee").

Late Trading

Late trading is the practice of buying or selling Fund shares at the closing price after the Fund's NAV has been set for the day. Federal securities laws governing mutual funds prohibit late trading. The Fund has adopted trading policies designed to comply with requirements of the federal securities laws.

EXCHANGING INTO OTHER SHARE CLASSES

You may transfer your shares into another class of shares of this Fund if you meet the eligibility requirements for the class into which you would like to transfer. If you purchased your shares from the Fund directly, call the transfer agent toll-free at (888) 678-6024 for information on exchanging shares into another class of the Fund. If you purchased your shares through a financial intermediary, you should contact such financial intermediary for information on exchanging shares into another class of the Fund. Transfers between classes of a single Fund are generally not considered a taxable transaction. This exchange privilege may be modified or terminated upon sixty (60) days’ written notice to shareholders.

TRANSACTION POLICIES

Timing of Purchase or Sale Requests

All requests received in good order by BNY Mellon Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day's NAV. Such orders received after the close of regular trading of the Exchange will be executed the following day, at that day's NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the Exchange is open for trading. If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.

New York Stock Exchange Closings

The Exchange is typically closed for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

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Investments through Financial Intermediaries/Nominees

If you invest through a financial intermediary or nominee, such as a broker-dealer or financial adviser (rather than directly through the Fund), certain policies and fees regarding your investment in the Fund may be different than those described in this Prospectus. In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be subject to involuntary redemption unless you make arrangements to (a) transfer your Fund shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under "To Open An Account." Financial intermediaries and nominees may charge transaction fees and set different minimum investments or limitations or procedures on buying or selling shares; however, in the event that your financial intermediary modifies or terminates its relationship with the Trust and you chose to open an account directly with the Fund, you must meet the minimum initial investment amount or, if available, exchange your shares for shares of another class in which you are eligible to invest. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or, if applicable, a broker's designee receives the order. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Fund. You will not be charged any additional fees by the Fund (other than those described in this Prospectus) if you purchase or redeem shares directly through the Fund.

Contact your financial intermediary for specific information regarding the availability and suitability of various account options described throughout this Prospectus. Contact your financial intermediary for specific information with respect to the financial intermediary’s policies regarding minimum purchase and minimum balance requirements and involuntary redemption, which may differ from what is described throughout this Prospectus.

Account Minimum

You must keep at least $2,000 worth of Investor Class and Institutional Class shares in your account to keep the account open. If, after giving you 30 days' prior written notice, your account value is still below $2,000 due to your redemptions (not including market fluctuations), the Fund may redeem your shares and send you a check for the redemption proceeds.

Medallion Signature Guarantees

The Fund may require additional documentation for the redemption of corporate, partnership or fiduciary accounts, or medallion signature guarantees for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the written redemption exceeds $100,000, the address of record has changed within the past 30 days, or the proceeds are to be paid to a person other than the account owner of record. When the Fund requires a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The Fund recognizes the following medallion programs: (i) Securities Transfer Agents Medallion Program (STAMP), (ii) Stock Exchanges Medallion Program (SEMP) and (iii) New York Stock Exchange, Inc., Medallion Signature Program (MSP). Signature guarantees from a financial institution that does not participate in one of these programs will not be accepted. Please call Shareholder Services toll-free at (888) 678-6024 for further information on obtaining a proper signature guarantee.

Customer Identification Program

Federal law requires the Fund to obtain, verify and record identifying information, which includes the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Fund. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, will not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Fund reserves the right to: (a) place limits on transactions in any account until the identity of the investor is verified; or (b) refuse an investment in the Fund or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. The Fund and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

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Other Documents

Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, please call Shareholder Services toll-free at (888) 678-6024.

SHAREHOLDER SERVICES

Your Account

If you have questions about your account, including purchases, redemptions and distributions, call Shareholder Services toll-free at (888) 678-6024 from Monday through Friday, 8:00 a.m. to 6:00 p.m., Eastern time.

Account Statements

The Fund currently provides the following account information:

•  confirmation statements after transactions (except for certain automatic transactions, such as those related to automatic investment plan purchases or dividend reinvestments);

•  account statements reflecting transactions made during the covered period (generally, monthly for Institutional Class shares, and quarterly or annually for Investor Class shares); and

•  tax information, which will be mailed each year by the Internal Revenue Service (the "IRS") deadline, a copy of which will also be filed with the IRS, if necessary.

Financial statements with a summary of portfolio composition and performance will be available at least twice a year.

The Fund routinely provides the above shareholder services, but may charge additional fees for special services such as requests for historical transcripts of accounts.

With the exception of statutorily required items, the Fund may change any of the above practices without notice.

Delivery of Shareholder Documents

To reduce expenses, the Fund mails only one copy of its Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call Shareholder Services toll-free at (888) 678-6024 or, if your shares are held through a financial institution, please contact the financial institution directly. The Fund will begin sending you individual copies within 30 days after receiving your request.

DISTRIBUTIONS

Distributions of net investment income and net capital gain, if any, are declared and paid annually to you. The amount of any distribution will vary and there is no guarantee that the Fund will distribute either investment income or capital gains.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued. If you invest in the Fund shortly before the ex-dividend date of a taxable distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

MORE INFORMATION ABOUT TAXES

The tax information in this Prospectus is provided only for general information purposes and only for U.S. taxpayers and should not be considered as tax advice or relied on by a shareholder or prospective investor.

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General. The Fund intends to qualify annually to be treated as a regulated investment company (a "RIC") under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax on the earnings it distributes to shareholders provided it satisfies certain requirements and restrictions set forth in the Code one of which is to distribute to its shareholders substantially all of its income and gains each year. If for any taxable year the Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and will be subject to tax at the flat corporate tax rates then in effect; and (2) all distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the dividends-received deduction for corporate shareholders and the non-corporate shareholder long-term capital gain rate for "qualified dividend income" and ordinary rates for all other distributions, except for those treated as a return of capital or substitute dividends with respect to dividends paid on securities lent out by the Fund. In addition, dividends paid on securities lent out by the Fund may not qualify for the dividends received deduction.

Distributions. The Fund will make distributions to you that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions are taxable whether you reinvest such distributions in additional shares of the Fund or choose to receive cash.

Unless you are investing through a tax-deferred retirement account (such as a 401(k) or an IRA), you should consider avoiding a purchase of Fund shares shortly before the Fund makes a distribution, because making such a purchase can increase your taxes and the cost of the shares. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received — even if you reinvest it in more shares and have to pay the tax due on the dividend without receiving any cash to pay the taxes. To avoid "buying a dividend," check the Fund's distribution schedule before you invest.

Ordinary Income. Net investment income (except for qualified dividends and income designated as tax exempt), distributions of income from securities lending, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non-corporate shareholders and designated by the Fund as "qualified dividend income" are eligible for the long-term capital gains tax rates. Short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains (based on the Fund's holding period) for federal income tax purposes regardless of how long you have held your Fund shares.

Sale of Shares. It is a taxable event for you if you sell shares of the Fund. Depending on the purchase price and the sale price of the shares you sell, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you held the shares of the Fund as a capital asset. If you exchange shares of the Fund for shares of another fund, the exchange will be treated as a sale of the Fund’s shares and any gain on the transaction may be subject to federal income tax. The capital gain will be long-term or short-term depending on how long you have held your shares in the Fund. Sales of shares of the Fund that you have held for twelve months or less will be a short-term capital gain or loss and if held for more than twelve months will constitute a long-term capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of tax-exempt interest dividends, if any, received by the shareholder with respect to such shares.

Returns of Capital. If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable to the extent of each shareholder's basis in the Fund's shares, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

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Medicare Contribution Tax. Under current law, U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly and $125,000 if married and filing separately) will be subject to a 3.8% Medicare contribution tax on net investment income including interest (excluding tax-exempt interest), dividends, and capital gains. If applicable, the tax will be imposed on the lesser of the individual's (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly and $125,000 if married and filing separately).

IRAs and Other Tax-Qualified Plans. One major exception to these tax principles is that a distribution on or the sale or exchange of shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless the shares were acquired with borrowed funds.

Backup Withholding. The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 24%.

State and Local Income Taxes. This Prospectus does not discuss the state and local tax consequences of an investment in the Fund. You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.

Non-U.S. Shareholders. Non-U.S. shareholders may be subject to U.S. tax as a result of an investment in the Fund. The Fund is required to withhold 30% tax on certain payments made to foreign entities that do not qualify for reduced withholding rates under a treaty and do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in the Fund. Accordingly, non-U.S. shareholders are urged and advised to consult their own tax advisers as to the U.S. and foreign country tax consequences of an investment in the Fund.

Basis Reporting and Holding Periods. A shareholder is responsible for tracking the tax basis and holding periods of the shareholder's shares in the Fund for federal income tax purposes. However, RICs, such as the Fund, must report cost basis information to you and the Internal Revenue Service when a shareholder sells or exchanges shares that are not in a tax deferred retirement account. The Fund will permit shareholders to elect from among several IRS accepted cost basis methods.

Statements and Notices. You will receive an annual statement outlining the tax status of your distributions. You may also receive written notices of certain foreign taxes and distributions paid by the Fund during the prior taxable year.

This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding these considerations is included in the Fund's SAI. You are urged and advised to consult your own tax adviser regarding the effects of an investment in the Fund on your tax situation.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for Institutional Class shares for the period from November 1, 2017 (commencement of operations) through April 30, 2018. Investor Class shares have not commenced operations as of the date of this Prospectus. Certain information reflects financial results for a single Fund share. The total investment return in the table represents the rate at which an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund's financial statements, is included in the Fund's Annual Report. The Fund's 2018 Annual Report is incorporated by reference into the Fund's SAI and is available upon request by calling toll free at (888) 678-6024, or visiting the website www.polencapital.com.

Institutional Class
For the Period November 1, 2017* to April 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Net investment loss[1]	(0.05)
Net realized and unrealized gain on investments	0.26
Net increase in net assets resulting from operations	0.21
Net asset value, end of period	$10.21
Total investment return[2]	2.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,334
Ratio of expenses to average net assets	1.25%[3]
Ratio of expenses to average net assets without waivers and expense reimbursements[4]	7.51%[3]
Ratio of net investment loss to average net assets	(0.95)%[3]
Portfolio turnover rate	8.39%[5]

*  Commencement of operations.

1  The selected per share data was calculated using the average shares outstanding method for the period.

2  Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

3  Annualized.

4  During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated.

5 Not annualized.

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POLEN U.S. SMALL COMPANY GROWTH FUND

of

FundVantage Trust

(888) 678-6024

FOR MORE INFORMATION

For additional information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports

These reports contain additional information about the Fund's investments including performance data, information on the Fund's portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's annual and semi-annual reports will be available, free of charge, by calling Shareholder Services toll-free at (888) 678-6024 or on the Fund's website at www.polencapital.com.

Statement of Additional Information (SAI)

The SAI provides additional technical and legal descriptions of the Fund's policies, investment restrictions, risks and business structure, including a description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities holdings. The information in the SAI, as supplemented from time to time, is incorporated into this Prospectus by this reference. This means that the SAI, for legal purposes, is part of this Prospectus. The SAI is available, free of charge, by calling Shareholder Services toll-free at (888) 678-6024 or on the Fund's website at www.polencapital.com.

Shareholder Inquiries

Copies of these documents and answers to questions about the Fund, including information on how to purchase or redeem Fund shares, may be obtained free of charge by contacting:

Polen U.S. Small Company Growth Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029
(888) 678-6024
8:00 a.m. to 6:00 p.m. Eastern time

Securities and Exchange Commission

Reports and information about the Fund (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC's website at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or, by writing the Public Reference Room of the SEC, Washington, D.C., 20549-1520. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

The investment company registration number is 811-22027	STPOLSG-0918

QUALITY DIVIDEND FUND

Class A
QDVAX

Class C
QDVCX

Institutional Class
QDVIX

of

FundVantage Trust

PROSPECTUS

September 1, 2018

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FUND SUMMARY

QUALITY DIVIDEND FUND

Investment Objective

The Quality Dividend Fund (the "Fund") seeks to achieve current income and long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 12 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment):

	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%[1]	1.00%[2]	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.60%	0.60%	0.60%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses[3]	1.32%	2.07%	1.07%
Fee Waiver and/or Expense Reimbursement[3]	(0.08)%	(0.08)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	1.24%	1.99%	0.99%

1  A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.

2  A 1.00% CDSC will be assessed when Class C shares are redeemed within 12 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker dealer was not paid a commission at the time of purchase.

3  Choice Financial Partners, Inc., d/b/a EquityCompass Strategies, ("EquityCompass" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, "Acquired Fund Fees and Expenses," dividend and interest expense on securities sold short, interest, extraordinary items and brokerage commissions) do not exceed 0.99% of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in effect until August 31, 2019, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund's expenses are below the Expense Limitation amount.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each of the Fund's Class A, Class C and Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$694	$962	$1,250	$2,067
Class C	$303	$641	$1,106	$2,394
Institutional Class	$101	$332	$582	$1,298

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51.32% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund primarily invests in a diversified portfolio of income-producing (dividend-paying) equity securities of U.S. and foreign companies. The Fund invests principally in common stocks, but its equity investments may also include real estate investment trusts ("REITs"), and other investment companies (including mutual funds and exchange-traded funds ("ETFs")). The Fund's equity investments may also include indirect exposure to foreign securities through American Depositary Receipts ("ADRs") and master limited partnerships ("MLPs"), although MLP investments will at no time exceed 20% of the Fund's net assets (measured at the time of purchase).

The Adviser combines quantitative and fundamental analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Fund may invest in equity securities issued by companies of different capitalization ranges, but will typically focus on larger companies. In selecting securities, the Adviser first uses proprietary quantitative models to identify and rank stocks based on several characteristics, including quality (of financial condition and creation of shareholder value), relative value (based on fundamental metrics and analyst estimates) and income-generation potential (measured in terms of dividend, earnings, yield and payout ratio). The Adviser then determines the most attractive of the higher ranked securities based on their current and future prospects for income generation as well as long-term price appreciation. The Advisor considers a number of factors in this process, including history of dividend payment and growth, current dividend policy, and relevant corporate events.

Finally, in constructing the Fund's portfolio, the Adviser manages risk by diversifying across holdings and S&P economic sectors ("Sectors"), seeking to limit the potential adverse impact from any one stock or Sector. The Fund will generally hold equal-weighted positions and be diversified across Sectors and generally no more than 20% of the Fund's net assets will be exposed to any one Sector. The Fund will only exceed this 20% Sector exposure limit by virtue of investments in MLPs and other investment companies that may be more heavily concentrated in a particular Sector.

The Adviser monitors the Fund's holdings and may consider selling a security when valuation becomes excessive, there is deterioration in the issuer's relative attractiveness, financial position or fundamental prospects, or the Adviser believes there are more attractive investment opportunities elsewhere.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

•  Common Stock Risk: Because the Fund normally invests a substantial portion of its assets in common stocks, the value of the Fund’s portfolio will be affected by changes in stock markets. Common stock represents an equity (ownership) interest in a company or other entity. At times, the stock markets can be volatile, and stock prices can change drastically. This market risk will affect the Fund’s net asset value, which will fluctuate as the values of the Fund’s portfolio securities and other assets change. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time. In addition, other factors can adversely affect a particular stock’s prices (for example, poor management decisions, poor earnings reports by an issuer, loss of major customers, competition, major litigation against an issuer, or changes in government regulations affecting an industry). Not all of these factors nor their affects can be predicted.

•  Changing Distribution Levels Risk: Although the Fund will invest primarily in income-producing equities, the amount of income that the Fund will receive will vary and the Fund cannot guarantee any particular level of distributions. Companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in the Fund receiving less income.

•  Cyber Security Risk: As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser and Fund may be susceptible to operational and information security risk. Cyber security failures or breaches of the Adviser or the Fund’s other service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of the Fund's shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

•  Dividend Paying Stock Risk: A decrease in the dividend payments by an issuer may result in a decrease in the value of the security. A fund pursuing a dividend-oriented investment strategy may at times underperform other funds that invest more broadly or that have different investment styles.

•  Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•  Foreign Securities Risk: The risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

•  REIT Risk: The securities of REITs may involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, geographic or industry concentration, economic conditions and other factors. Non-listed REIT securities may lack sufficient liquidity to enable the Fund to sell them at an advantageous time or to minimize a loss. Distributions from REITs may include a return of capital. A REIT that does not qualify as a REIT under the Internal Revenue Code will pay taxes on its earnings, which will reduce the dividends paid by the REIT to the Fund. Some REITs are highly leveraged, which may increase the risk of loss.

•  Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in other investments, potentially including investments that may not perform as well as the investment opportunity.

•  Master Limited Partnership Risk: MLPs are partnerships which are publicly traded and listed on a national security exchange. MLPs are interest-rate sensitive investments that may trade in lower volumes and be subject to abrupt or erratic price movements and may involve less control by outside investors and potential conflicts of interest among an MLP and its general partner. MLPs are also subject to different tax rules than other publicly-traded equity securities that may adversely impact the Fund. MLPs primarily are engaged in energy and natural resource sectors, which makes them sensitive to negative developments in those sectors.

•  Model and Data Risk: Quantitative models and market data upon which the Adviser relies may prove to be incorrect or incomplete, potentially resulting in lower investment performance or losses to the Fund.

• Tax Legislation Risk:  On December 22, 2017, new tax legislation was enacted which includes changes to tax rates, restrictions on miscellaneous itemized deductions, changes to the dividends received deduction, restrictions on the deductibility of interest, and changes to the taxation of the international operations of domestic businesses. Certain changes have sunset provisions, which are important to note. Because the tax legislation is newly enacted and additional guidance is forthcoming, there is uncertainty in how the newly enacted tax legislation will affect the Fund’s investments, as such impact may be adverse. Shareholders are urged and advised to consult their own tax advisor with respect to the impact of this legislation.

Performance Information

The bar chart and table shown below provide some indication of the risks and volatility of investing in the Fund by showing the Fund's Class A shares performance for the past four calendar years and by showing how the Fund's average annual returns for one year and since inception periods compared with the Russell 1000® Value Index, a broad measure of market performance. The maximum front-end sales charge is not reflected in the bar chart or the calendar year-to-date returns; if the front-end sales charge were reflected, the bar chart and the calendar year-to-date returns would be less than those shown. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.equitycompass.com or by calling the Fund toll-free at (888) 201-5799.

Calendar Year-to-Date Total Return as of June 30, 2018: -2.47%
During the periods shown in the chart

Best Quarter	Worst Quarter
7.71%	(5.79)%
(June 30, 2014)	(September 30, 2015)

Quality Dividend Fund — Class A Shares Average Annual Total Returns for the periods ended December 31, 2017	1 Year	Since Inception (September 30, 2013)
Class A Shares Return Before Taxes[1]	7.22%	8.25%
Class A Shares Return After Taxes on Distributions[1]	6.16%	7.21%
Class A Shares Return After Taxes on Distributions and Sale of Shares[1]	4.06%	6.06%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[2]	13.66%	11.71%

Quality Dividend Fund — Class C Shares Average Annual Total Returns for the periods ended December 31, 2017	1 Year	Since Inception (October 1, 2013)
Class C Shares Return Before Taxes	11.93%[3]	8.97%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[2]	13.66%	11.51%

Quality Dividend Fund — Institutional Class Shares Average Annual Total Returns for the periods ended December 31, 2017	1 Year	Since Inception (October 4, 2016)
Institutional Class Shares Return Before Taxes	14.12%	15.67%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[2]	13.66%	17.75%

1  Average annual total returns for Class A shares of the Fund reflect the imposition of the maximum front-end sales charge of 5.75%.

2  The Russell 1000® Value Index is an unmanaged index that measures the performance of the highest-ranking 1,000 stocks in the Russell 3000® Index, which represents about 90% of the total market capitalization of all listed U.S. stocks.

3  Reflects the imposition of the maximum deferred sales charge of 1.00%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A shares only; after tax returns for Class C and Institutional Class shares will vary.

Management of the Fund

Investment Adviser

Choice Financial Partners, Inc., d/b/a EquityCompass Strategies ("EquityCompass")

Portfolio Managers

Name	Title	Fund Portfolio Manager Since
Larry Baker	Senior Portfolio Manager of the Adviser	Inception in 2013
Michael S. Scherer	Portfolio Manager of the Adviser	Inception in 2013
Thomas P. Mulroy	Portfolio Manager and Executive Vice President of the Adviser	July 2018

Purchase and Sale of Fund Shares

Minimum Investment Requirements

Account Type	Minimum	Class A	Class C	Institutional Class
Regular Accounts	Initial Investment	$1,000	$1,000	$1,000,000
	Additional Investments	$100	$100	No Minimum
Individual Retirement Accounts	Initial Investment	$250	$250	Not Available
	Additional Investments	$100	$100	Not Available
Automatic Investment Plan	Initial Investment	$1,000	$1,000	Not Available
	Additional Investments	$100	$100	Not Available

You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the "Exchange") is open and through the means described below.

Purchase or Redemption by Mail

Regular Mail:

Quality Dividend Fund

FundVantage Trust

c/o BNY Mellon Investment Servicing

P.O. Box 9829

Providence, RI 02940-8029

Overnight Mail:

Quality Dividend Fund

FundVantage Trust

c/o BNY Mellon Investment Servicing

4400 Computer Drive

Westborough, MA 01581-1722

(888) 201-5799

Purchase by Wire

Please contact Fund shareholder services ("Shareholder Services") toll-free at (888) 201-5799 for current wire instructions.

Redemption by Telephone

Please contact Shareholder Services toll-free at (888) 201-5799.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Such distributions are not currently taxable when shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Shares that are held in a tax-deferred account may be taxed as ordinary income or capital gains once they are withdrawn from the tax-deferred account.

Payments to Broker-Dealers or Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and/or for related services to shareholders. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

MORE INFORMATION ABOUT THE FUND'S
INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks to achieve current income and long-term growth of capital. The investment objective may be changed by the Board of Trustees of FundVantage Trust (the "Trust") without shareholder approval upon notice to shareholders. There is no guarantee that the Fund will achieve its investment objective.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT STRATEGIES

The Fund's principal investment strategies are discussed in the "Fund Summary" section. Principal investment strategies are those that the Adviser (as defined below) will use on a day-to-day basis to achieve the Fund's investment objective. This section provides more information about these strategies, as well as information about some additional strategies that the Fund's Adviser uses, or may use, to achieve the Fund's objective. Additional information about these investment strategies and practices and related risks is also provided in the Fund's Statement of Additional Information ("SAI"). The Fund may also use strategies and invest in securities that are not described in this Prospectus, but that are described in the SAI. The investments and strategies discussed below are those that the Adviser will use under normal market conditions.

Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of income-producing (dividend-paying) equity securities of U.S. and foreign companies.

The Fund may invest up to 20% of its total assets in fixed income securities, including the debt of U.S. corporations, the U.S. government and its agencies and debt issued by non-U.S. governments and corporations without regard to credit rating or maturity, including non-investment grade fixed income securities (i.e., junk bonds).

The Fund may invest in preferred stocks. The value of preferred stock may not increase or decrease as rapidly as the issuer's common stock. Traditional preferred securities may be issued by an entity taxable as a corporation and pay fixed or floating rate dividends. However, these claims are subordinated to more senior creditors, including senior debt holders. "Preference" means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. Preferred securities share many investment characteristics with both common stock and bonds; therefore, the risks and potential rewards of investing in the Fund may at times be similar to the risks of investing in both equity funds and bond funds.

The Fund may invest in convertible securities. The value of a convertible security may not increase or decrease as rapidly as the underlying common stock. Additionally, a convertible security normally will provide for interest income and therefore is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases.

The Fund may invest in derivative instruments. Derivative instruments may be used for a variety of reasons consistent with the Fund's investment objective and strategies, including for risk management, for leverage and to indirectly participate in other types of investments. Derivative instruments involve risks different from direct investments in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

In anticipation of, or in response to, adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in U.S. Government securities, money market funds, cash or cash equivalents. The Adviser will determine when market conditions warrant temporary defensive measures. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy and may not achieve its investment objective.

RISKS

The following is a list of certain principal risks that may apply to your investment in the Fund. Further information about investment risks is available in the Fund's SAI:

•  Common Stock Risk: Because the Fund normally invests a substantial portion of its assets in common stocks, the value of the Fund’s portfolio will be affected by changes in stock markets. Common stock represents an equity (ownership) interest in a company or other entity. At times, the stock markets can be volatile, and stock prices can change drastically. This market risk will affect the Fund’s net asset value, which will fluctuate as the values of the Fund’s portfolio securities and other assets change. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time. In addition, other factors can adversely affect a particular stock’s prices (for example, poor management decisions, poor earnings reports by an issuer, loss of major customers, competition, major litigation against an issuer, or changes in government regulations affecting an industry). Not all of these factors nor their affects can be predicted.

•  Changing Distribution Levels Risk: Although the Fund will invest primarily in income-producing equities, the amount of income that the Fund will receive will vary and the Fund cannot guarantee any particular level of distributions. Companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in the Fund receiving less income.

•  Cyber Security Risk: As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser and Fund may be susceptible to operational and information security risk. Cyber security failures or breaches of the Adviser or the Fund’s other service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of the Fund's shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

•  Equity Securities Risk: Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•  Foreign Securities Risk: Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

•  Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best- performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in other investments, potentially including investments that may not perform as well as the investment opportunity.

•  Master Limited Partnership Risk: Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP's general partner, cash flow risks, dilution risks and risks related to the general partner's right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Distributions from MLPs may include a return of capital, in addition to profits. To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund's adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in an amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from the MLP may require the Fund to restate the character of its distributions and amend any shareholder tax reporting previously issued. Moreover, a change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which could result in a reduction of the value of the Fund's investment in the MLP and lower income to the Fund.

•  Model and Data Risk: The Adviser utilizes quantitative models (both proprietary models developed by the Adviser, and those supplied by third parties) and information and data supplied by third parties ("Models and Data"). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund's investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, "model prices" will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

•  REIT Risk: REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs may involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable a fund to effect sales at an advantageous time or without a substantial drop in price. Distributions from REITs may include a return of capital, in addition to profits. Dividends from REITs may not receive qualified dividend tax treatment, which could adversely impact the fund's after-tax returns.

Disclosure of Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund's SAI, which is available, free of charge, by calling Shareholder Services toll-free at (888) 201-5799, or on the Fund's website at http://www.equitycompass.com.

The SAI may also be viewed or downloaded, free of charge, from the EDGAR database on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

MORE INFORMATION ABOUT MANAGEMENT OF THE FUND

The Board of Trustees of the Trust supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

Choice Financial Partners, Inc., d/b/a EquityCompass Strategies, ("EquityCompass" or the "Adviser") is a registered investment adviser located at One South Street, Baltimore, Maryland 21202. The Adviser was formed as a Missouri corporation in September 2007 and has been registered as an investment adviser with the SEC since 2008; it is a wholly-owned subsidiary of Stifel Financial Corp. (NYSE: SF). In addition to serving as investment adviser to the Fund, EquityCompass offers a broad range of portfolio strategies based on its systematic research-driven investment process which merges traditional investment theory with quantitative techniques. EquityCompass portfolio strategies are available in a variety of vehicles including separately managed accounts, mutual funds, UCITs funds and Equity Linked Notes. They are also made available as model portfolios to other financial institutions (wrap program sponsors) who use them to manage their own wrap accounts. As of June 30, 2018, EquityCompass provided portfolio strategies with respect to assets of approximately $4 billion.

The Adviser, subject to the general oversight of the Trust's Board of Trustees, has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations.

For the fiscal year ended April 30, 2018, after fee waivers and expense reimbursements, the Adviser received an aggregate investment advisory fee of 0.52% of the Fund's average net assets. A discussion of the basis for the Board of Trustees' approval of the investment management agreement between the Adviser and the Trust, on behalf of the Fund, is available in the Fund's semi-annual report to shareholders for the period ended October 31, 2017.

PORTFOLIO MANAGERS

Larry Baker, Portfolio Manager, has been a portfolio manager of the Fund since its inception in 2013. Mr. Baker joined EquityCompass in 2010 and is currently the Sr. Portfolio Manager of the Quality Dividend and Select Quality SMA portfolios. He has more than 31 years of investment experience, including 15 years (1990-2005) at Legg Mason, where he was a Managing Director and award-winning security analyst in the Industrials sector. Prior to joining Legg Mason, he was a Vice President and securities analyst at Dillon, Read & Co. Mr. Baker began his career as a securities analyst with E. F. Hutton where he spent 10 years. Mr. Baker has been named a three-time member of Institutional Investor's All-American Research Team (1985-1987), and was recognized as an All-Star analyst by The Wall Street Journal Best on the Street (2002 and 2003) and Forbes/StarMine (2004).

He received a B.S. from the United States Military Academy and a Masters in Finance from the Sloan School of Management at the Massachusetts Institute of Technology. Mr. Baker is a CFA charter holder.

Michael Scherer, Senior Portfolio Manager, has been a portfolio manager of the Fund since its inception in 2013. Mr. Scherer is the portfolio manager of the EquityCompass Quality Dividend and Select Quality SMA portfolios, as well as a senior member of the team responsible for developing and researching EquityCompass' quantitative portfolio strategies. He has written extensively on market strategy and works closely with Stifel Nicolaus financial advisors educating them on EquityCompass investment portfolios and products.

Mr. Scherer has over 16 years of investment experience. He has been involved in quantitative model maintenance and portfolio construction since his joining the EquityCompass team in 2000 when it was a unit within Legg Mason.

Mr. Scherer has a B.A. from College of William & Mary and an MBA in Finance from Loyola of Maryland.

Thomas P. Mulroy, Senior Portfolio Manager, has been added to the Fund as a portfolio manager in July 2018. Mr. Mulroy is the Executive Vice President and Senior Portfolio Manager of EquityCompass Strategies and is responsible for managing various strategies, including the Quality Dividend Strategy.

Mr. Mulroy has more than 30 years of investment experience, most recently with Stifel, Nicolaus & Company, Inc. where he served as Co-Director of the Institutional Group from July 2009 to June 2017 and Executive Vice President and Head of Equity Capital Markets from December 2005 to July 2009. Tom was Co-President and Director of Stifel Financial Corp. from June 2014 through June 2017 and Senior Vice President from December 2005 through June 2014. Prior to joining Stifel, Tom served as Executive Vice President at Legg Mason Wood Walker, Inc. from 1986 through November 2005 and was instrumental in the transformative deal that brought Legg Mason Capital Markets to Stifel in their 2005 acquisition. Tom’s leadership has been a driving force behind Stifel’s growth since that time. Tom also formerly served as Chairman of the Board of Stifel Nicolaus Europe Limited.

He received a B.S. in Finance from Ithaca College and an M.B.A. in Finance from American University

The Fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

SHAREHOLDER INFORMATION

PRICING OF SHARES

The price of the Fund's shares is based on its NAV. The Fund values its assets, based on current market values when such values are available. The NAV per share of the Fund is calculated as follows:

The Fund's NAV per share is calculated once daily as of the close of regular trading on the Exchange (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.

The Fund's equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in any mutual fund, including money market funds, are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).

Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Valuation Committee. The Trust's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market- based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by the Fund if an event occurs after the publication of market values normally used by the Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust's fair value procedures. This may occur particularly with respect to certain foreign securities held by the Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the value of those securities as of the time the Fund's NAV is calculated. Other events that can trigger fair valuing of foreign securities include, for example, (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

PURCHASE OF SHARES

Share Classes

The Trust offers Class A shares, Class C shares and Institutional Class shares of the Fund. Each Class of shares has different expenses and distribution arrangements to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and expected length of your investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares. Class A shares and Class C shares are for individuals, corporate investors and retirement plans. Institutional Class shares are generally offered to corporations and other institutional investors or broker-dealers purchasing for the accounts of others. If you purchase Institutional Class shares through a financial intermediary, you may be charged a transaction-based fee or other fee for the services of such organization.

Class A	Class C	Institutional Class
Initial sales charge of 5.75% or less	No initial sales charge	No initial sales charge

Deferred sales charge may apply[1]	Deferred sales charge may apply[2]	No deferred sales charge

Lower annual expenses than Class C due to lower distribution/service fees; and higher annual expenses than Institutional Class shares.	Higher annual expenses than Class A due to higher distribution/service fees; and higher annual expenses than Institutional Class shares.	Lower annual expenses than Class A and Class C shares due to no distribution or service fees.

1  A 1.00% CDSC may apply for investments of $1 million or more of Class A shares (and therefore on which no initial sales charge was paid by the shareholder) if shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker-dealer was not paid a commission. Investors should inquire with their financial intermediary regarding whether the CDSC is applicable to them.

2  A 1.00% CDSC will be assessed when Class C shares are redeemed within 12 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker dealer was not paid a commission at the time of purchase.

Shares representing interests in the Fund are offered on a continuous basis for sale by the Fund's principal underwriter, Foreside Funds Distributors LLC (the "Underwriter"). You can purchase Class A shares, Class C shares or Institutional Class shares of the Fund through certain financial intermediaries or directly through the transfer agent of the Fund, as discussed below. Shares of the Fund are offered only to residents of states in which the shares are registered or qualified. No share certificates are issued in connection with the purchase of the Fund's shares. The minimum initial investment requirement may be waived for persons including clients of the Adviser or its affiliates, trustees/directors, officers and employees of the Adviser and its affiliates or the Trust and their spouses, parents and children. You may purchase shares as specified below.

In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be redeemed by the Trust unless you make arrangements to (a) transfer your Fund shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under "To Open An Account." To open an account directly with the Fund, you must meet the minimum initial investment amount or, if available, exchange your shares for shares of another class in which you are eligible to invest.

In addition, the availability of certain classes of shares may be limited to certain intermediary platforms, which means that your eligibility to purchase a specific class of Fund shares may depend on whether your intermediary offers that class.

The Trust is not to be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

CLASS A SHARES

Distribution Plan

The Board of Trustees, on behalf of the Fund's Class A shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of the Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Class A shares provides for payments of up to 0.25% of the average daily net assets of the Fund's Class A shares.

Front-End Sales Charge

Sales of Class A shares of the Fund include a front-end sales charge (expressed as a percentage of the offering price) as shown in the following table:

Class A Shares – Front-End Sales Charge
Amount of Single Transaction	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Net Amount Invested	Dealer Concession as a Percentage of Offering Price
Less than $25,000	5.75%	6.10%	5.25%
$25,000 but less than $50,000	5.50%	5.82%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.25%
$100,000 but less than $250,000	3.75%	3.90%	3.25%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00%

Selected dealers who have entered into an agreement with the Underwriter may receive a dealer concession. The dealer's concession depends on which class of shares you choose and may be changed from time to time. Currently, on Class A shares, dealers receive the concession set forth in the table above, as well as the 0.25% distribution fee (12b-1). On some occasions, such incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund during a specified period of time. A dealer who receives all or substantially all of the sales charge may be considered an "underwriter" under the Securities Act of 1933, as amended. Selected dealers may receive a commission of up to 1% as a percentage of the offering price of Class A shares on purchases of $1 million or more of Class A shares. If a dealer receives such commission, the CDSC, discussed below, will apply to those purchases of Class A shares of $1 million or more. To the extent the CDSC applies, the CDSC paid by the shareholder will be used as reimbursement for such commission.

Contingent Deferred Sales Charge ("CDSC")

If you bought Class A shares without an initial sales charge because your investments in the Fund were in excess of $1 million in the aggregate at the time of purchase, you may incur a CDSC of up to 1.00% if you redeem those shares within 12 months of purchasing those shares. Subsequent Class A share purchases that bring your aggregate account value to $1 million or more will also be subject to a CDSC if you redeem them within 12 months of purchasing those shares. The CDSC will only apply to purchases of Class A shares where a selling broker or dealer received compensation for the sale of such shares at the time of purchase. Investors should inquire with their financial intermediary regarding whether the CDSC is applicable to them.

The CDSC on Class A shares is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions. When you place an order to sell your Class A shares, the Fund will first redeem any shares that are not subject to a CDSC followed by those you have held the longest.

You may be able to avoid an otherwise applicable CDSC when you sell Class A shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Trust, the Underwriter or the Adviser, or for other reasons. A CDSC that would otherwise be applied may be waived, at the discretion of the Fund. Restrictions may apply to certain accounts and certain transactions. The Fund may change or cancel these terms at any time.

Reduced Sales Charges

You can reduce the initial sales charge of Class A shares by taking advantage of breakpoint opportunities in the sales charge schedules, as set forth above. The sales charge for purchases of the Fund's Class A shares may also be reduced for a single purchaser through a Right of Accumulation or a Letter of Intent, as described below. To qualify for a reduced sales charge, you are responsible for notifying your dealer or BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon Investment Servicing"), the Fund's transfer agent. Certain transactions in Class A shares may be made at NAV as described below. If the account owner is an entity (e.g., a trust, a qualified plan, etc.), these privileges will apply to beneficial owners and trustees.

These privileges are also available to investors who invest completely or partially through accounts at financial intermediaries, e.g., through accounts at broker-dealers (rather than opening an account directly with the Fund's transfer agent). To take advantage of these privileges, the account owner (or if applicable, the beneficial owner or trustee), either directly or through their registered representative or financial intermediary, as applicable, must identify and provide information to the Fund's transfer agent regarding eligibility for these privileges. Stated differently, an investor must identify to the Fund's transfer agent, either directly or through its registered representative or financial intermediary, the complete universe of eligible shareholder accounts (e.g., IRA, non-retirement, 529 plan, etc.), in order to receive the maximum breakpoint discount possible. It is the responsibility of the investor, either directly or through its registered representative and/or financial intermediary, to ensure that the investor obtains the proper "breakpoint" discounts.

In order for the Fund to identify accounts opened through a financial intermediary, you or your financial intermediary must provide the Fund's transfer agent with the applicable account numbers. For purposes of identifying Fund accounts opened directly with the transfer agent, you or your registered representative must provide the Fund's transfer agent with either the applicable account numbers or the applicable tax identification numbers.

The Fund does not provide additional information on reduced sales charges on its website because the information is contained in its Prospectus, which is available on the Fund's website at http://www.equitycompass.com.

Right of Accumulation. You may combine your shares and the shares of your spouse and your children under the age of 21 in order to qualify for the Right of Accumulation. If you already hold Class A shares of the Fund, a reduced sales charge based on the sales charge schedule for Class A shares may apply to subsequent purchases of shares of the Fund. The sales charge on each additional purchase is determined by adding the current market value of the shares you currently own to the amount being invested. The reduced sales charge is applicable only to current purchases. It is your responsibility to notify your dealer or BNY Mellon Investment Servicing, the Fund's transfer agent, at the time of subsequent purchases that the purchase is eligible for the reduced sales charge under the Right of Accumulation.

Letter of Intent. You may qualify for a reduced sales charge immediately by signing a non-binding Letter of Intent stating your intention to invest during the next 13 months a specified amount that, if made at one time, would qualify for a reduced sales charge. The first investment cannot be made more than 90 days prior to the date of the Letter of Intent. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the requirements of the Letter of Intent have been satisfied. During the term of the Letter of Intent, BNY Mellon Investment Servicing will hold shares representing 5% of the indicated amount in escrow for payment of a higher sales charge if the full amount indicated in the Letter of Intent is not purchased. The escrowed shares will be released when the full amount indicated has been purchased. If the full amount indicated is not purchased within the 13-month period, your escrowed shares will be redeemed in an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge you would have had to pay on your aggregate purchases if the total of such purchases had been made at a single time. It is your responsibility to notify your dealer or BNY Mellon Investment Servicing, the Fund's transfer agent, at the time the Letter of Intent is submitted that there are prior purchases that may apply.

Sales at Net Asset Value

The Fund may sell Class A shares at NAV (i.e., without the investor paying any initial sales charge) under certain circumstances, provided that you notify the Fund or your financial intermediary in advance of a transaction that qualifies for this privilege, including:

1.  Direct rollovers (i.e., rollovers of Fund shares and not reinvestments of redemption proceeds) from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund;

2.  Purchases by state sponsored 529 college savings plans;

3.  Purchases by registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in the Fund;

4.  Purchases by insurance company separate accounts;

5.  Purchases by investment advisory clients of the Adviser or its affiliates;

6.  Purchases by officers and present or former Trustees of the Trust; directors and full-time employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively "relatives") of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to the Fund);

7.  Purchases by the Adviser and its affiliates and certain employee benefit plans for employees of the Adviser;

8.  Purchases by persons associated with the Fund, Adviser and its affiliates, transfer agent, underwriter and custodian, fund counsel and their respective affiliates (to the extent permitted by these firms) including: (a) present and former officers, trustees, directors and partners; (b) employees and retirees; (c) immediate family members of such persons; and (d) any trust, pension, profit-sharing or other benefit plan for any of the persons set forth in (a) through (c);

9.  Purchases by authorized retirement plans serviced or sponsored by a financial intermediary, including employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which simplified employee pension ("SEP") contributions are made);

10.  Purchases by fee-based financial planners and registered investment advisers who are purchasing on behalf of their clients and purchases through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have entered into, or that clear trades through a financial intermediary that has entered into, an agreement with the Fund or the Underwriter. Investors may be charged a fee when effecting transactions in Class A shares through such investment accounts or products;

11.  Purchases by broker-dealers who have entered into selling agreements with the Adviser for their own accounts;

12.  Purchases by participants in no-transaction-fee programs of brokers (whether or not such brokers maintain an omnibus account with the Fund);

13.  Purchases by financial intermediaries who have entered into an agreement with the Fund's Underwriter to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers; and

14. Purchases through the reinvestment of Fund distributions (dividends and capital gains).

The Fund reserves the right to modify or terminate these arrangements at any time.

CLASS C SHARES

Distribution Plan

The Board of Trustees, on behalf of the Fund's Class C shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of the Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Class C shares provides for payments of up to 1.00% of the average daily net assets of the Fund's Class C shares. This fee is comprised of a distribution fee of 0.75% of average daily net assets and a shareholder service fee of 0.25% of average daily net assets.

Contingent Deferred Sales Charge (“CDSC”)

A 1.00% CDSC will be assessed when Class C shares are redeemed within 12 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker dealer was not paid a commission at the time of purchase. To the same extent, subsequent purchases will also be subject to a CDSC if you redeem them within 12 months of purchasing those shares. Pursuant to financing arrangements with the Underwriter, the Adviser may advance 1.00% of the purchase price of Class C shares, at the time of purchase, to selling brokers, dealers, or other financial intermediaries that have entered into distribution agreements with the Underwriter. Such advance will be from the Adviser's own resources. During the period the CDSC is applicable with respect to such shares, the Class C Rule 12b-1 fees (as described above) attributable to those shares will be paid to the Adviser in satisfaction of the advance. If a CDSC is not (or is no longer) applicable with respect to such shares, the Class C Rule 12b-1 fees attributable to those shares will be paid to the selling broker, dealer or other financial intermediary. Investors should inquire with their financial intermediary regarding whether the CDSC is applicable to them.

The CDSC on Class C shares is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions. When you place an order to sell your Class C shares, the Fund will first redeem any shares that are not subject to a CDSC followed by those you have held the longest.

The CDSC applicable to Class C shares may be waived when redeeming Class C shares: (i) purchased with reinvested dividends or capital gains; (ii) purchased through financial intermediaries who did not receive advanced sales commission payments; (iii) if, after you purchase shares, you become disabled, as defined by the Internal Revenue Service; (iv) if the Fund redeems your shares and closes your account for not meeting the minimum balance requirement; (v) if your redemption is a required retirement plan distribution; (vi) representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2; (vii) upon the death of the last surviving shareholder of the account; or (viii) in the absolute discretion of the Fund, for other hardships with appropriate verification. If your redemption qualifies, you or your financial intermediary should notify the Underwriter or the Fund at the time of redemption to eliminate the CDSC. Financial intermediaries may charge additional fees for their services in connection with share transactions. The Fund may modify or cancel these terms at any time.

Institutional Class Shares

Sales of the Fund's Institutional Class shares are not subject to a front-end sales charge or a Rule 12b-1 fee. Institutional Class shares are available to individuals who can meet the required investment minimum, "wrap" account sponsors (provided they have an agreement covering the arrangement with the Fund's Distributor), corporations, and other institutions including, but not limited to, qualified non-profit organizations, charitable trusts, foundations and endowments, pensions, defined benefit plans or defined contribution plans for the benefit of the employees of any federal, state, county, city or municipal government, or any instrumentality, department, authority or agency thereof, and banks, trust companies or other depository institutions investing for their own account or on behalf of their clients.

If you purchase Institutional Class shares through an institutional organization, you may be charged a transaction-based fee or other fee for the services of such organization.

TO OPEN AN ACCOUNT

By Mail:

Complete the application and mail it to the Fund's transfer agent, BNY Mellon Investment Servicing at the address noted below, together with a check payable to the Fund. Please make sure your check is for at least $1,000 with respect to Class A shares or Class C shares ($250 if investing in an individual retirement account), or at least $1,000,000 with respect to Institutional Class shares. Mail the application and your check to:

Regular Mail:
Quality Dividend Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029

Overnight Mail:
Quality Dividend Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
4400 Computer Drive
Westborough, MA 01581-1722
(888) 201-5799

The Fund will only accept checks drawn on U.S currency on domestic banks. The Fund will not accept any of the following: cash or cash equivalents, money orders, traveler's checks, cashier's checks, bank checks, official checks and treasurer's checks, payable through checks, third party checks and third party transactions.

While the Fund does not generally accept foreign investors, it may in instances where either (i) an intermediary makes shares of the Fund available or (ii) the transfer agent, in the case of a direct to Fund subscription, has satisfied its internal procedures with respect to the establishment of foreign investor accounts. Please contact Shareholder Services toll-free at 888-201-5799 for more information.

The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the application, you must supply your full name, date of birth, social security number, and permanent street address. Effective May 11, 2018, if you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. This information will assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

By Wire:

To make a same-day wire investment, please call Shareholder Services toll-free at (888) 201-5799 before 4:00 p.m. Eastern time for current wire instructions. An account number will be assigned to you. Please make sure your wire is for at least $1,000 with respect to Class A shares or Class C shares ($250 if investing in an individual retirement account), or at least $1,000,000 with respect to Institutional Class shares. Your wire must be received by the close of the Exchange, typically 4:00 p.m. Eastern time, to receive that day's price per share. Your bank may charge a wire fee.

Individual Retirement Account and Education Savings Account Investments

You may invest in the Fund through an individual retirement account including the following: (i) traditional Individual Retirement Accounts ("IRAs"); (ii) Savings Incentive Match Plan for Employees ("SIMPLE IRAs"); (iii) Spousal IRAs; (iv) Roth Individual Retirement Accounts ("Roth IRAs"); (v) Simplified Employee Pension Plans ("SEP IRAs"); and (vi) Coverdell Education Savings Accounts ("CESAs"). You should consult your tax adviser to determine whether a retirement plan is appropriate for you.

TO ADD TO AN ACCOUNT

By Mail:

Fill out an investment slip from a previous confirmation and write your account number on your check. Please make sure that your check is payable to the Fund and that your additional investment is for at least $100 for Class A shares or Class C shares. There is no minimum additional investment amount for Institutional Class shares. Mail the slip and your check to:

Regular Mail:
Quality Dividend Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029

Overnight Mail:
Quality Dividend Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
4400 Computer Drive
Westborough, MA 01581-1722
(888) 201-5799

By Wire

Please call Shareholder Services toll-free at (888) 201-5799 for current wire instructions. The wire must be received by the close of the Exchange, typically 4:00 p.m. Eastern time, for same day processing. Your bank may charge a wire fee. Please make sure your wire is for at least $100 for Class A shares or Class C shares. There is no minimum additional investment amount for Institutional Class shares.

Automatic Investment Plan

You may open an automatic investment plan account for regular accounts of Class A shares or Class C shares with a $1,000 initial purchase and a $100 monthly investment. You may open an automatic investment plan account for an IRA of Class A shares or Class C shares with a $250 initial purchase and a $100 monthly investment. If you have an existing account that does not include the automatic investment plan, you can contact the Fund toll-free at (888) 201-5799 to establish an automatic investment plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Fund. After your initial purchase of $1,000 for a regular account or $250 for an IRA account, you may authorize the automatic withdrawal of funds from your bank account for a monthly minimum amount of $100. The Fund may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the "Automatic Investment Plan" section found on the application or contact Shareholder Services toll-free at (888) 201-5799.

Automated Clearing House (ACH) Purchase

Current shareholders may purchase additional shares via Automated Clearing House ("ACH"). To have this option added to your account, please send a letter to the Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.

You may not use ACH transactions for your initial purchase of the Fund's shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Fund may alter, modify or terminate this purchase option at any time.

Purchase Price

Class C and Institutional Class shares of the Fund are sold at the NAV next determined after receipt of the request in good order. Class A shares of the Fund are sold at the offering price, which is the NAV next determined after the request is received in good order, plus a maximum sales charge of up to 5.75%. "Good Order" means that the purchase request is complete and includes all required information. Purchase requests not in good order may be rejected.

Financial Intermediaries

You may purchase shares of the Fund through a financial intermediary who may charge you a commission on your purchase, may charge additional fees, and may require different minimum investments or impose other limitations on buying and selling shares. "Financial intermediaries" include: brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, including the Adviser, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries and any other firm having a selling, administration or similar agreement. If you purchase shares through a financial intermediary, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and redemption requests. Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by the Fund when the financial intermediary accepts the order. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Fund. Customer orders are required to be priced at the Fund's NAV next computed after the authorized financial intermediary or its authorized representatives’ receipt of the order to buy or sell. Financial intermediaries may also designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Consult your investment representative for specific information.

It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the Fund's transfer agent, BNY Mellon Investment Servicing, and to deliver required funds on a timely basis, in accordance with the procedures stated above.

In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be subject to involuntary redemption unless you make arrangements to (a) transfer your Fund shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under "To Open An Account."

Networking and Sub-Transfer Agency Fees

The Fund may also directly enter into agreements with financial intermediaries pursuant to which it will pay the financial intermediary for services such as networking or sub-transfer agency, including the maintenance of "street name" or omnibus accounts and related sub-accounting, record-keeping and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either: (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 distribution or shareholder service fees the financial intermediary may also be receiving. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their own resources. These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Underwriter, the Adviser and their affiliates. The payments described above may differ and may vary from amounts paid to the Trust's transfer agent, BNY Mellon Investment Servicing, for providing similar services to other accounts. The financial intermediaries are not audited by the Fund, the Adviser or their service providers to determine whether such intermediaries are providing the services for which they are receiving such payments.

Additional Compensation to Financial Intermediaries

The Adviser and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own resources, provide additional cash payments to financial intermediaries who sell shares of the Fund. These additional cash payments are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration and sub-transfer agency fees) payable to a financial intermediary which are disclosed elsewhere in this Prospectus. These additional cash payments are generally made to financial intermediaries that provide sub- accounting, sub-transfer agency, shareholder or administrative services or marketing support. Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Adviser or its affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of the Fund's shares in communications with a financial intermediary's customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of the Fund's shares. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finders' fees or referral fees that vary depending on the dollar amount of shares sold.

The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and the Adviser or its affiliates may provide for increased rates of compensation as the dollar value of the Fund's shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend the Fund's shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. A financial intermediary and its sales representatives may have similar financial incentives to recommend a particular class of the Fund's shares over other classes of its shares. You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser.

Although the Fund may use financial firms that sell its shares to effect portfolio transactions for the Fund, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For more information about these additional cash payments made to financial intermediaries, please refer to the section entitled "Additional Compensation to Financial Intermediaries" located in the SAI.

General Information About Sales Charges

Your securities dealer is paid a commission when you buy Class A shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy. From time to time, some financial institutions may receive a concession up to the entire sales charge. A firm that receives a concession of the entire sales charge may be considered an underwriter of the Fund's shares for purposes of federal securities laws.

Reinvestment Privilege for Class A Shares

For a period of 60 days after you sell Class A shares of the Fund, you may reinvest your redemption proceeds in Class A shares of the Fund at NAV. You, your broker or your financial adviser must notify the Fund's transfer agent in writing of your eligibility to reinvest at NAV at the time of reinvestment in order to eliminate the sales charge on your reinvestment. The Fund may require documentation to support your eligibility.

Rights Reserved by the Fund

The Fund reserves the right to:

•  reject any purchase order;

•  suspend the offering of shares;

•  vary the initial and subsequent investment minimums;

•  waive the minimum investment requirement for any investor;

•  redeem accounts with balances below the minimum account size after 30 days' written notice;

•  redeem your shares in the event your financial intermediary’s relationship with the Trust is modified or terminated;

•  subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Trust; and

•  redeem your shares if you hold your shares through a financial intermediary and you propose to transfer your shares to another financial intermediary that does not have a relationship with the Trust.

The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Market Timing and Frequent Trading Policy

The Fund discourages frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position. The Fund is not designed to accommodate market timing or short-term trading. Frequent or excessive trades into or out of the Fund in an effort to anticipate changes in market prices of its investment portfolio is generally referred to as "market timing." Market timing can adversely impact the ability of the Adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in the Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using a line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the NAV of the Fund does not reflect the value of the underlying portfolio securities.

To deter market timing and to minimize harm to the Fund and its shareholders, the Fund (i) charges a redemption fee of 1.00% on shares redeemed within sixty (60) days of purchase, and (ii) reserves the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons the Fund believes are engaging in similar trading activity that, in the judgment of the Fund or the Adviser, may be disruptive to the Fund. The Fund will not be liable for any loss resulting from rejected purchase orders. No waivers of the provisions of this policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Fund and its shareholders or would subordinate the interests of the Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

The Fund's Chief Compliance Officer ("CCO") reviews on an as-needed basis, as determined by the CCO in coordination with the Adviser and other service providers, available information related to the trading activity in the Fund in order to assess the likelihood that the Fund may be the target of market timing or similar trading practices. If, in its judgment, the Fund or the Adviser detects excessive, short-term trading, the Fund may reject or restrict a purchase request and may further seek to close an investor's account with the Fund. The Fund may modify its procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Fund will apply its procedures in a manner that, in the Fund's judgment, will be uniform.

There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

In order for a financial intermediary to purchase shares of the Fund for an "omnibus" account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide the Fund access, upon request, to information about underlying shareholder transaction activity in these accounts and the Shareholder’s Taxpayer Identification Number (or International Taxpayer Identification Number or other government issued identifier). If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an "omnibus" account, in nominee name or on behalf of another person. If necessary, the Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers' trading activities in the Fund. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Fund. If a financial intermediary fails to enforce the Fund's excessive trading policies, the Fund may take certain actions, including terminating the relationship.

REDEMPTION OF SHARES

You may "redeem" or sell your shares on any day the Exchange is open, either directly through the Fund's transfer agent, BNY Mellon Investment Servicing, or through your broker-dealer. The price you receive will be the NAV next calculated after receipt of the request in good order. "Good Order" means that the redemption request is complete and includes all accurate required information including any medallion signature guarantees, if necessary. The Fund charges a redemption fee of 1.00% on proceeds of shares redeemed within 60 days following their acquisition (see "Redemption Fee").

Redemption Fee

The Fund charges a redemption fee of 1.00% on proceeds of shares redeemed within 60 days following their acquisition. The redemption fee will be calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest will be treated as being redeemed first and the shares held shortest as being redeemed last. The fee will be paid directly to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. This redemption fee is not intended to accommodate short-term trading and the Fund will monitor the assessment of redemption fees against your account. Please see "Market Timing and Frequent Trading Policy" above.

The 1.00% redemption fee will not be charged on the following transactions:

1.  Redemptions on shares held through retirement plans (including, without limitation, those maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code of 1986, as amended (the "Code") and nonqualified plans), unless the plan has the systematic capability of assessing the redemption fee at the participant or individual account level;

2.  Redemptions requested following (a) the death of a shareholder, or (b) the post-purchase "disability" or "hardship" (as such terms are defined by the Code or the rules and regulations thereunder) of the shareholder or as required by law (i.e., a divorce settlement) provided that such death, disability, hardship or other event (i.e., a divorce settlement) occurs after the shareholder's account was established with the Fund;

3.  Redemptions initiated by the Fund (e.g., for failure to meet account minimums, to pay account fees funded by share redemptions, in the event of the liquidation of the Fund, if your financial intermediary modifies or terminates its relationship with the Fund);

4.  Shares acquired through the reinvestment of distributions (dividends and capital gains);

5.  Redemptions in omnibus accounts where redemptions cannot be tracked to the individual shareholder; and

6.  Redemptions in connection with periodic or automatic portfolio rebalancing arrangements of certain wrap accounts or funds of funds.

Redemption Policies

Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the Exchange is restricted or the Exchange is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Fund's shareholders or (3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. The Fund will automatically redeem shares if a purchase check is returned for insufficient funds and the shareholder's account will be charged for any loss. The Fund generally pays redemption proceeds in cash, however, the Trust reserves the right to make a "redemption in kind" payment in portfolio securities rather than cash.

TO REDEEM FROM YOUR ACCOUNT

By Mail:

To redeem your shares by mail:

•  Write a letter of instruction that includes the name of the Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

•  Include all signatures and any additional documents that may be required.

•  Mail your request to:

Regular Mail:
Quality Dividend Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029

Overnight Mail:
Quality Dividend Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
4400 Computer Drive
Westborough, MA 01581-1722
(888) 201-5799

•  A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days.

•  The Fund may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.

•  The Fund requires a medallion signature guarantee if the redemption exceeds $100,000, the address of record for the account has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record.

By Telephone:

To redeem your shares by telephone, call Shareholder Services toll-free at (888) 201-5799. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the pre-designated bank account on the fund account. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent medallion signature guarantee request in writing to add this service to your account. The Fund and its transfer agent, BNY Mellon Investment Servicing, reserve the right to refuse any telephone transaction if they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. BNY Mellon Investment Servicing has established security procedures to prevent unauthorized account access. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Fund or BNY Mellon Investment Servicing.

By Wire:

In the case of redemption proceeds that are wired to a bank, the Fund transmits the payment only on days that commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Fund and its transfer agent, BNY Mellon Investment Servicing, will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Fund reserves the right to refuse a wire redemption if it believes that it is advisable to do so. You may also have your redemption proceeds sent to your bank via ACH. BNY Mellon Investment Servicing does not charge for this service, however please allow 2 to 3 business days for the transfer of money to reach your banking institution.

Selling Recently Purchased Shares

If you wish to sell shares that were recently purchased by check, the Fund may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. The Fund reserves the right to reject any redemption request for shares recently purchased by check that has not cleared, and the Fund may require that a subsequent request be submitted. The Fund charges a redemption fee of 1.00% on proceeds redeemed within 60 days following their acquisition (see "Redemption of Shares — Redemption Fee").

Late Trading

Late trading is the practice of buying or selling Fund shares at the closing price after the Fund's NAV has been set for the day. Federal securities laws governing mutual funds prohibit late trading. The Fund has adopted trading policies designed to comply with the requirements of the federal securities laws.

TRANSACTION POLICIES

Timing of Purchase or Sale Requests

All requests received in good order by BNY Mellon Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day's NAV. Such orders received after the close of regular trading of the Exchange will be executed the following day, at that day's NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the Exchange is open for trading. If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.

New York Stock Exchange Closings

The Exchange is typically closed for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Investments through Financial Intermediaries/Nominees

If you invest through a financial intermediary or nominee, such as a broker-dealer or financial adviser (rather than directly through the Fund), certain policies and fees regarding your investment in the Fund may be different than those described in this Prospectus. In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be subject to involuntary redemption unless you make arrangements to (a) transfer your Fund shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under "To Open An Account." Financial intermediaries and nominees may charge transaction fees, may charge you a commission on your purchase, and may set different minimum investments or limitations or procedures on buying or selling shares; however, in the event that your financial intermediary modifies or terminates its relationship with the Trust and you chose to open an account directly with the Fund, you must meet the minimum initial investment amount or, if available, exchange your shares for shares of another class in which you are eligible to invest. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's designee receives the order. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Fund. You will not be charged any additional fees by the Fund (other than those described in this Prospectus) if you purchase or redeem shares directly through the Fund’s transfer agent, BNY Mellon Investment Servicing.

Contact your financial intermediary for specific information regarding the availability and suitability of various account options described throughout this Prospectus. Contact your financial intermediary for specific information with respect to the financial intermediary’s policies regarding minimum purchase and minimum balance requirements and involuntary redemption, which may differ from what is described throughout this Prospectus.

Account Minimum

You must keep at least $1,000 worth of shares ($250 for IRAs) in your Class A or Class C account to keep the account open. If, after giving you 30 days' prior written notice, your account value is still below the account minimum due to your redemptions (not including market fluctuations), the Fund may redeem your shares and send you a check for the redemption proceeds. Institutional Class shares require a minimum balance of $1,000,000.

Medallion Signature Guarantees

The Fund may require additional documentation for the redemption of corporate, partnership or fiduciary accounts, or medallion signature guarantees for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the written redemption exceeds $100,000, the address of record for the account has changed within the past 30 days, or the proceeds are to be paid to a person other than the account owner of record. When the Fund requires a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The Fund recognizes the following medallion programs: (i) Securities Transfer Agents Medallion Program (STAMP), (ii) Stock Exchanges Medallion Program (SEMP) and (iii) New York Stock Exchange, Inc., Medallion Signature Program (MSP). Signature guarantees from a financial institution that does not participate in one of these programs will not be accepted. Please call Shareholder Services toll-free at (888) 201-5799 for further information on obtaining a proper signature guarantee.

Customer Identification Program

Federal law requires the Fund to obtain, verify and record identifying information, which includes the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Fund. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, will not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Fund reserves the right to: (a) place limits on transactions in any account until the identity of the investor is verified; or (b) refuse an investment in the Fund or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. The Fund and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

Other Documents

Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, please call Shareholder Services toll-free at (888) 201-5799.

SHAREHOLDER SERVICES

Your Account

If you have questions about your account, including purchases, redemptions and distributions, please call Shareholder Services toll-free at (888) 201-5799 from Monday through Friday, 8:00 a.m. to 6:00 p.m., Eastern time.

Account Statements

The Fund currently provides the following account information:

•  confirmation statements after transactions (except for certain automatic transactions, such as those related to automatic investment plan purchases or dividend reinvestments);

•  account statements reflecting transactions made during the covered period (generally, monthly for Institutional Class shares, and quarterly or annually for other share classes);

•  tax information, which will be mailed each year by the Internal Revenue Service (the "IRS") deadline, a copy of which will also be filed with the IRS, if necessary.

Financial statements with a summary of portfolio composition and performance will be available at least twice a year.

The Fund routinely provides the above shareholder services, but may charge additional fees for special services such as requests for historical transcripts of accounts.

With the exception of statutorily required items, the Fund may change any of the above practices without notice.

Delivery of Shareholder Documents

To reduce expenses, the Fund mails only one copy of its Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call Shareholder Services toll-free at (888) 201-5799 or, if your shares are held through a financial institution, please contact the financial institution directly. The Fund will begin sending you individual copies within 30 days after receiving your request.

DISTRIBUTIONS

The Fund will distribute substantially all of its net investment income quarterly and any net realized capital gains annually. The amount of any distribution will vary, and there is no guarantee that the Fund will make any distribution.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued. If you invest in the Fund shortly before the ex-dividend date of a taxable distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

MORE INFORMATION ABOUT TAXES

The tax information in this Prospectus is provided only for general information purposes and only for U.S. taxpayers and should not be considered as tax advice or relied on by a shareholder or prospective investor.

General. The Fund intends to qualify annually to be treated as a regulated investment company (a "RIC") under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax on the earnings it distributes to shareholders provided it satisfies certain requirements and restrictions set forth in the Code, one of which is to distribute to its shareholders substantially all of its income and gains each year. If for any taxable year the Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and will be subject to tax at the flat corporate tax rates then in effect; and (2) all distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the dividends-received deduction for corporate shareholders and the non-corporate shareholder long-term capital gain rate for "qualified dividend income" and ordinary rates for all other distributions, except for those treated as a return of capital or substitute dividends with respect to dividends paid on securities lent out by the Fund. In addition, dividends paid on securities lent out by the Fund may not qualify for the dividends received deduction.

Distributions. The Fund will make distributions to you that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions are taxable whether you reinvest such distributions in additional shares of the Fund or choose to receive cash.

Unless you are investing through a tax-deferred retirement account (such as a 401(k) or an IRA), you should consider avoiding a purchase of Fund shares shortly before the Fund makes a distribution, because making such a purchase can increase your taxes and the cost of the shares. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received — even if you reinvest it in more shares and have to pay the tax due on the dividend, without receiving any cash to pay the taxes. To avoid "buying a dividend," check the Fund's distribution schedule before you invest.

Ordinary Income. Net investment income (except for qualified dividends and income designated as tax-exempt), distributions of income from securities lending, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non-corporate shareholders and designated by the Fund as "qualified dividend income" are eligible for the long-term capital gains tax rates. Short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains (based on the Fund's holding period) for federal income tax purposes regardless of how long you have held your Fund shares.

Sale of Shares. It is a taxable event for you if you sell shares of the Fund. Depending on the purchase price and the sale price of the shares you sell, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you held the shares of the Fund as a capital asset. The capital gain will be long-term or short-term depending on how long you have held your shares in the Fund. Sales of shares of the Fund that you have held for twelve months or less will be a short-term capital gain or loss and if held for more than twelve months will constitute a long-term capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of tax-exempt interest dividends, if any, received by the shareholder with respect to such shares.

Returns of Capital. If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable to the extent of each shareholder's basis in the Fund's shares, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Medicare Contribution Tax. Under current law, U.S. individuals with income exceeding $200,000 (or $250,000, if married and filing jointly and $125,000 if married and filing separately) will be subject to a 3.8% Medicare contribution tax on net investment income including interest (excluding tax-exempt interest), dividends, and capital gains. If applicable, the tax will be imposed on the lesser of the individual's (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly and $125,000 if married and filing separately).

IRAs and Other Tax-Qualified Plans. One major exception to these tax principles is that a distribution on or the sale or exchange of shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless the shares were acquired with borrowed funds.

Backup Withholding. The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 24%.

State and Local Income Taxes. This Prospectus does not discuss the state and local tax consequences of an investment in the Fund. You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.

Non-U.S. Shareholders. Non-U.S. shareholders may be subject to U.S. tax as a result of an investment in the Fund. The Fund is required to withhold 30% tax on certain payments made to foreign entities that do not qualify for reduced withholding rates under a treaty and do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in the Fund. Accordingly, non-U.S. shareholders are urged and advised to consult their own tax advisers as to the U.S. and foreign country tax consequences of an investment in the Fund.

Basis Reporting and Holding Periods. A shareholder is responsible for tracking the tax basis and holding periods of the shareholder's shares in the Fund for federal income tax purposes. However, RICs, such as the Fund, must report cost basis information to you and the Internal Revenue Service when a shareholder sells or exchanges shares that are not in a tax deferred retirement account. The Fund will permit shareholders to elect from among several IRS accepted cost basis methods.

Statements and Notices. You will receive an annual statement outlining the tax status of your distributions. You may also receive written notices of certain foreign taxes and distributions paid by the Fund during the prior taxable year.

This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding these considerations is included in the Fund's SAI. You are urged and advised to consult your own tax adviser regarding the effects of an investment in the Fund on your tax situation.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for Class A, Class C and Institutional Class shares through April 30, 2018. The Fund's fiscal year runs from May 1 to April 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate at which an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report. The Fund's 2018 Annual Report is incorporated by reference into the Fund's SAI and is available upon request by calling Shareholder Services toll-free at (888) 201-5799, or visiting the Fund's website at www.equitycompass.com.

		Class A
	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Year Ended April 30, 2015	For the Period September 30, 2013* to April 30, 2014
Per Share Operating Performance
Net asset value, beginning of period	$12.19	$11.03	$11.66	$11.02	$10.00
Net investment income[1]	0.29	0.27	0.26	0.27	0.16
Net realized and unrealized gain/(loss) on investments	0.16	1.13	(0.49)	0.79	0.96
Net increase/(decrease) in net assets resulting from operations	0.45	1.40	(0.23)	1.06	1.12
Dividends and distributions to shareholders from:
Net investment income	(0.35)	(0.24)	(0.26)	(0.28)	(0.10)
Net realized capital gains	—	—	(0.14)	(0.14)	—
Total dividends and distributions to shareholders	(0.35)	(0.24)	(0.40)	(0.42)	(0.10)
Redemption fees	— [2]	— [2]	— [2]	— [2]	— [2]
Net asset value, end of period	$12.29	$12.19	$11.03	$11.66	$11.02
Total investment return[3]	3.64%	12.82%	(1.84)%	9.65%	11.27%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,800	$36,731	$35,607	$35,629	$20,745
Ratio of expenses to average net assets	1.24%	1.24%	1.24%	1.24%	1.24%[4]
Ratio of expenses to average net assets without waivers and expense reimbursements[5]	1.32%	1.35%	1.37%	1.62%	2.97%[4]
Ratio of net investment income to average net assets	2.32%	2.35%	2.40%	2.33%	2.65%[4]
Portfolio turnover rate	51.32%	43.59%	62.74%	67.56%	10.71%[6]

*  Commencement of operations.

1  The selected per share data was calculated using the average shares outstanding method for the period.

2  Amount is less than $0.005 per share.

3  Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.

4  Annualized.

5  During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated.

6  Not annualized.

		Class C
	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Year Ended April 30, 2015	For the Period October 1, 2013* to April 30, 2014
Per Share Operating Performance
Net asset value, beginning of period	$12.24	$11.06	$11.73	$11.02	$10.00
Net investment income[1]	0.20	0.18	0.18	0.18	0.12
Net realized and unrealized gain/(loss) on investments	0.15	1.15	(0.51)	0.80	0.96
Net increase/(decrease) in net assets resulting from operations	0.35	1.33	(0.33)	0.98	1.08
Dividends and distributions to shareholders from:
Net investment income	(0.25)	(0.15)	(0.20)	(0.13)	(0.06)
Net realized capital gains	—	—	(0.14)	(0.14)	—
Total dividends and distributions to shareholders	(0.25)	(0.15)	(0.34)	(0.27)	(0.06)
Redemption fees	— [2]	— [2]	— [2]	— [2]	— [2]
Net asset value, end of period	$12.34	$12.24	$11.06	$11.73	$11.02
Total investment return[3]	2.84%	12.07%	(2.65)%	8.91%	10.84%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,728	$26,247	$23,217	$20,820	$8,089
Ratio of expenses to average net assets	1.99%	1.99%	1.99%	1.99%	1.99%[4]
Ratio of expenses to average net assets without waivers and expense reimbursements[5]	2.06%	2.10%	2.12%	2.35%	3.72%[4]
Ratio of net investment income to average net assets	1.57%	1.58%	1.65%	1.58%	1.46%[4]
Portfolio turnover rate	51.32%	43.59%	62.74%	67.56%	10.71%[6]

*  Commencement of operations.

1  The selected per share data was calculated using the average shares outstanding method for the period.

2  Amount is less than $0.005 per share.

3  Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

4  Annualized.

5  During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated.

6  Not annualized.

	Institutional Class
	For the Year Ended April 30, 2018	For the Period October 4, 2016* to April 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$12.20	$11.33
Net investment income[1]	0.32	0.16
Net realized and unrealized gain on investments	0.16	0.83
Net increase in net assets resulting from operations	0.48	0.99
Dividends and distributions to shareholders from:
Net investment income	(0.38)	(0.12)
Total dividends and distributions to shareholders	(0.38)	(0.12)
Redemption fees	— [2]	— [2]
Net asset value, end of period	$12.30	$12.20
Total investment return[3]	3.89%	8.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,007	$8,731
Ratio of expenses to average net assets	0.99%	0.99%[4]
Ratio of expenses to average net assets without waivers and expense reimbursements[5]	1.07%	1.12%[4]
Ratio of net investment income to average net assets	2.57%	2.29%[4]
Portfolio turnover rate	51.32%	43.59%[6]

*  Commencement of operations.

1  The selected per share data was calculated using the average shares outstanding method for the period.

2  Amount is less than $0.005 per share.

3  Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

4  Annualized.

5  During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated.

6  Reflects portfolio turnover of the Fund for the year ended April 30, 2017.

QUALITY DIVIDEND FUND

of

FundVantage Trust

(888) 201-5799

http://www.equitycompass.com

FOR MORE INFORMATION

For additional information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports

These reports contain additional information about the Fund's investments including performance data, information on the Fund's portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's annual and semi-annual reports are available, free of charge, by calling Shareholder Services toll-free at (888) 201-5799 or on the Fund's website at http://www.equitycompass.com.

Statement of Additional Information (SAI)

The SAI provides additional technical and legal descriptions of the Fund's policies, investment restrictions, risks and business structure, including a description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities holdings. The information in the SAI, as supplemented from time to time, is incorporated into this Prospectus by this reference. This means that the SAI, for legal purposes, is part of this Prospectus. The SAI is available, free of charge, by calling Shareholder Services toll-free at (888) 201-5799 or on the Fund's website at http://www.equitycompass.com.

Shareholder Inquiries

Copies of these documents and answers to questions about the Fund, including information on how to purchase or redeem Fund shares, may be obtained free of charge by contacting:

Quality Dividend Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029
(888) 201-5799
8:00 a.m. to 6:00 p.m. Eastern time

Securities and Exchange Commission

Reports and information about the Fund (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC's website at http://www.sec.gov. Such information can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room, Washington, D.C., 20549-1520. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

The investment company registration number is 811-22027	STQDF-0918